Schedule of Investments (unaudited)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.0%
Abacus Group	214,246	$170,268
Abacus Storage King(a)	879,079	723,829
AGL Energy Ltd.	456,079	3,131,443
ALS Ltd.	385,968	3,563,019
AMP Ltd.	2,364,322	2,208,616
Ampol Ltd.	151,193	2,768,122
Ansell Ltd.	113,242	2,302,747
ANZ Group Holdings Ltd.	1,962,259	39,991,829
APA Group	791,077	3,622,144
ARB Corp. Ltd.	75,504	2,045,509
Aristocrat Leisure Ltd.	384,180	15,459,260
ASX Ltd.	127,641	5,435,848
Atlas Arteria Ltd.	873,187	2,795,268
AUB Group Ltd.	94,675	1,984,125
Aurizon Holdings Ltd.	1,041,083	2,308,358
Bank of Queensland Ltd.	501,755	2,146,161
Bapcor Ltd.	343,943	1,030,560
Beach Energy Ltd.	1,693,853	1,387,365
Bega Cheese Ltd.	289,371	975,317
Bellevue Gold Ltd.(b)	1,556,623	1,651,861
Bendigo & Adelaide Bank Ltd.	423,051	3,408,449
BHP Group Ltd.	3,332,659	92,589,811
BlueScope Steel Ltd.	341,810	4,542,101
Brambles Ltd.	908,768	10,941,580
Breville Group Ltd.	99,061	2,059,033
BWP Trust	505,907	1,142,778
CAR Group Ltd.	264,705	6,519,954
Challenger Ltd.	363,306	1,438,890
Champion Iron Ltd.	334,790	1,284,947
Charter Hall Group	373,780	3,688,390
Charter Hall Long Wale REIT	716,498	1,825,203
Charter Hall Retail REIT	549,040	1,215,520
Clarity Pharmaceuticals Ltd.(b)	143,524	638,800
Cleanaway Waste Management Ltd.	1,793,535	3,211,129
Cochlear Ltd.	45,342	8,394,548
Coles Group Ltd.	864,906	9,982,307
Commonwealth Bank of Australia	1,096,295	102,256,177
Computershare Ltd.	387,906	6,705,905
Corporate Travel Management Ltd.	107,918	874,240
Credit Corp. Group Ltd.	61,934	699,775
Cromwell Property Group	943,180	256,795
CSL Ltd.	317,510	59,614,150
De Grey Mining Ltd.(b)	2,033,265	2,024,063
Deterra Royalties Ltd.	537,205	1,299,664
Dexus	696,489	3,268,789
Domino's Pizza Enterprises Ltd.	44,566	975,351
Downer EDI Ltd.	530,891	1,945,208
DroneShield Ltd.(b)	478,284	296,099
Eagers Automotive Ltd.	172,317	1,250,227
Endeavour Group Ltd./Australia	944,982	2,906,870
Evolution Mining Ltd.	1,216,401	4,170,491
Flight Centre Travel Group Ltd.	154,038	1,611,091
Fortescue Ltd.	1,101,118	13,789,133
Genesis Minerals Ltd.(b)	628,579	1,003,679
Gold Road Resources Ltd.	1,315,927	1,716,327
Goodman Group	1,146,872	27,386,720
GPT Group (The)	1,296,351	4,016,262
GrainCorp Ltd., Class A	215,305	1,272,234
Growthpoint Properties Australia Ltd.	240,639	416,341
Harvey Norman Holdings Ltd.	577,775	1,732,798
Security	Shares	Value
Australia (continued)
Healius Ltd.(a)(b)	595,182	$643,869
HUB24 Ltd.	68,978	3,104,515
IDP Education Ltd.	192,649	1,753,865
IGO Ltd.	421,880	1,445,218
Iluka Resources Ltd.	280,380	1,077,564
Incitec Pivot Ltd.	1,468,186	2,896,316
Ingenia Communities Group	380,047	1,198,677
Insignia Financial Ltd.	351,903	761,669
Insurance Australia Group Ltd.	1,552,038	7,621,211
IPH Ltd.	239,930	844,218
IRESS Ltd.(b)	147,347	958,181
James Hardie Industries PLC(b)	290,224	9,256,186
JB Hi-Fi Ltd.	85,900	4,609,587
Lendlease Corp. Ltd.	458,356	2,030,841
Liontown Resources Ltd.(a)(b)	1,525,445	814,952
Lottery Corp. Ltd. (The)	1,691,190	5,525,934
Lovisa Holdings Ltd.	13,087	254,294
Lynas Rare Earths Ltd.(b)	549,191	2,729,347
Macquarie Group Ltd.	237,074	35,880,271
Magellan Financial Group Ltd.	144,768	1,014,247
Medibank Pvt Ltd.	1,800,214	4,230,831
Megaport Ltd.(b)	171,878	780,091
Metcash Ltd.	979,900	1,965,545
Mineral Resources Ltd.(a)	118,749	3,051,542
Mirvac Group	2,536,130	3,545,347
Monadelphous Group Ltd.	96,909	798,916
Nanosonics Ltd.(a)(b)	281,994	588,082
National Australia Bank Ltd.	2,023,114	51,276,067
National Storage REIT	1,177,579	1,937,349
Netwealth Group Ltd.	53,731	969,449
Neuren Pharmaceuticals Ltd., NVS(b)	142,159	1,144,154
New Hope Corp. Ltd.	424,653	1,355,833
NEXTDC Ltd.(b)	396,601	4,236,523
nib holdings Ltd.	351,372	1,330,065
Nine Entertainment Co. Holdings Ltd.	883,984	680,125
Northern Star Resources Ltd.	806,367	9,357,399
Nufarm Ltd./Australia	355,936	896,945
Orica Ltd.	299,667	3,403,906
Origin Energy Ltd.	1,172,061	7,400,500
Orora Ltd.	987,272	1,560,435
Paladin Energy Ltd.(b)	296,734	1,953,579
Perpetual Ltd.	89,382	1,186,040
Perseus Mining Ltd.	1,180,575	2,207,246
PEXA Group Ltd.(a)(b)	111,353	989,262
Pilbara Minerals Ltd.(a)(b)	1,952,073	3,615,604
Pinnacle Investment Management Group Ltd.	36,744	482,606
PolyNovo Ltd.(b)	740,959	990,900
Premier Investments Ltd.	90,616	1,994,088
Pro Medicus Ltd.	41,450	5,250,691
Qantas Airways Ltd.(b)	688,286	3,644,117
QBE Insurance Group Ltd.	960,557	10,844,805
Qube Holdings Ltd.	864,888	2,109,421
Ramelius Resources Ltd.	1,239,615	1,934,080
Ramsay Health Care Ltd.	123,390	3,245,352
REA Group Ltd.	38,017	5,620,240
Reece Ltd.	187,297	2,790,837
Region RE Ltd.	1,114,764	1,603,035
Regis Resources Ltd.(b)	917,188	1,615,628
Reliance Worldwide Corp. Ltd.	695,295	2,367,333
Rio Tinto Ltd.	245,557	19,280,525
Sandfire Resources Ltd.(b)	433,454	2,933,488
Santos Ltd.	2,230,766	9,924,369

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Scentre Group	3,296,150	$7,556,972
SEEK Ltd.	223,092	3,624,399
Seven Group Holdings Ltd.	129,334	3,523,721
Silex Systems Ltd.(a)(b)	230,754	783,011
Sims Ltd.	102,886	854,981
Sonic Healthcare Ltd.	307,215	5,413,226
South32 Ltd.	3,111,139	7,460,990
Spartan Resources Ltd/Australia(b)	511,523	531,717
Star Entertainment Group Ltd. (The)(a)(b)	1,851,963	288,718
Steadfast Group Ltd.	860,481	3,098,984
Stockland	1,557,055	5,265,370
Suncorp Group Ltd.	836,201	9,808,853
Super Retail Group Ltd.	103,997	986,152
Tabcorp Holdings Ltd.	1,678,980	515,042
Technology One Ltd.	182,166	2,903,360
Telix Pharmaceuticals Ltd.(b)	225,812	3,085,636
Telstra Group Ltd.	2,649,238	6,632,164
Transurban Group	1,977,436	16,479,843
Treasury Wine Estates Ltd.	534,444	3,967,896
Vault Minerals Ltd.(b)	5,307,029	1,366,923
Ventia Services Group Pty. Ltd.	739,594	2,221,227
Vicinity Ltd.	2,434,206	3,460,515
Viva Energy Group Ltd.(c)	980,459	1,686,661
Washington H Soul Pattinson & Co. Ltd.	128,479	2,815,396
Waypoint REIT Ltd.	634,337	1,033,517
WEB Travel Group Ltd.(b)	388,106	1,019,232
Wesfarmers Ltd.	745,170	32,780,825
West African Resources Ltd.(b)	711,908	854,640
Westgold Resources Ltd.	619,961	1,304,971
Westpac Banking Corp.	2,275,131	47,781,816
Whitehaven Coal Ltd.	523,500	2,341,293
WiseTech Global Ltd.	113,218	8,692,671
Woodside Energy Group Ltd.	1,247,795	19,638,352
Woolworths Group Ltd.	789,550	15,485,603
Worley Ltd.	258,550	2,374,185
Xero Ltd.(b)	94,843	9,214,522
Zip Co. Ltd.(b)	496,730	968,369
		999,408,543
Austria — 0.3%
ams-OSRAM AG(b)	70,544	683,799
ANDRITZ AG	44,514	2,687,447
BAWAG Group AG(c)	41,352	3,205,176
CA Immobilien Anlagen AG(a)	31,806	769,437
Erste Group Bank AG	221,646	12,537,558
Immofinanz AG(b)	45,534	739,972
Lenzing AG(a)(b)	13,020	446,673
Oesterreichische Post AG	44,745	1,419,101
OMV AG	106,996	4,433,985
Raiffeisen Bank International AG	124,642	2,232,797
Schoeller-Bleckmann Oilfield Equipment AG(a)	14,399	432,304
UNIQA Insurance Group AG	81,060	635,434
Verbund AG	48,839	4,022,097
Vienna Insurance Group AG Wiener Versicherung Gruppe	23,099	737,334
voestalpine AG	73,601	1,532,153
Wienerberger AG	97,272	2,937,723
		39,452,990
Belgium — 1.0%
Ackermans & van Haaren NV	18,031	3,672,052
Aedifica SA	26,623	1,718,721
Ageas SA	102,389	5,343,511
Security	Shares	Value
Belgium (continued)
Anheuser-Busch InBev SA	585,448	$34,712,011
Argenx SE(b)	39,003	22,998,335
Barco NV	54,670	679,826
Bekaert SA	28,706	1,049,039
bpost SA	52,590	137,577
Cofinimmo SA	24,984	1,577,485
Colruyt Group NV(a)	39,856	1,859,859
Deme Group NV	7,962	1,217,297
D'ieteren Group	16,359	3,541,671
Elia Group SA	17,122	1,629,257
Fagron	66,742	1,350,908
Galapagos NV(a)(b)	32,927	879,035
Groupe Bruxelles Lambert NV	64,337	4,648,648
KBC Ancora	31,979	1,623,186
KBC Group NV	159,277	11,601,921
Kinepolis Group NV	8,350	352,103
Lotus Bakeries NV	238	3,119,730
Melexis NV	14,546	949,976
Montea NV	14,820	1,085,216
Ontex Group NV(b)	40,068	337,133
Proximus SADP	96,306	700,823
Retail Estates NV	8,523	575,329
Shurgard Self Storage Ltd.	23,503	1,006,496
Sofina SA	10,137	2,485,336
Solvay SA	46,550	1,893,846
Syensqo SA	47,847	3,711,743
UCB SA	84,007	16,175,415
Umicore SA	193,607	2,330,908
VGP NV	13,955	1,173,605
Warehouses De Pauw CVA	105,149	2,502,409
		138,640,407
Canada — 11.1%
Advantage Energy Ltd.(a)(b)	174,227	1,089,896
Agnico Eagle Mines Ltd.	335,159	28,929,083
Air Canada(a)(b)	160,071	2,169,383
Alamos Gold Inc., Class A	304,864	6,159,245
Algonquin Power & Utilities Corp.	493,222	2,384,016
Alimentation Couche-Tard Inc.	509,179	26,553,300
Allied Properties REIT	71,557	944,089
AltaGas Ltd.	224,643	5,367,812
Altus Group Ltd.	31,032	1,174,105
ARC Resources Ltd.	425,990	7,055,216
Aritzia Inc.(b)	60,975	1,963,234
Atco Ltd., Class I, NVS	63,677	2,209,841
Athabasca Oil Corp.(b)	467,979	1,737,675
AtkinsRealis Group Inc.	113,792	5,475,681
ATS Corp.(b)	58,338	1,748,443
B2Gold Corp.	793,762	2,622,405
Badger Infrastructure Solutions Ltd.	47,164	1,226,904
Ballard Power Systems Inc.(a)(b)	525,332	833,830
Bank of Montreal	474,421	43,232,331
Bank of Nova Scotia (The)	809,247	41,666,907
Barrick Gold Corp.	1,155,747	22,337,165
Bausch Health Companies Inc.(b)	200,902	1,848,353
Baytex Energy Corp.	597,236	1,685,738
BCE Inc.	47,682	1,537,289
Birchcliff Energy Ltd.	253,508	944,954
Bitfarms Ltd./Canada(a)(b)	296,294	574,564
BlackBerry Ltd.(a)(b)	367,697	831,864
Boardwalk REIT	29,090	1,510,545
Bombardier Inc., Class B(b)	57,358	4,219,202
Boralex Inc., Class A	61,058	1,467,743

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Boyd Group Services Inc.	13,486	$2,098,909
Brookfield Asset Management Ltd., Class A	233,966	12,412,876
Brookfield Corp., Class A	905,486	48,013,812
Brookfield Infrastructure Corp., Class A	70,712	2,906,995
Brookfield Renewable Corp., Class A	84,569	2,589,275
Brookfield Wealth Solutions Ltd.	23,205	1,232,122
BRP Inc.	25,490	1,256,788
CAE Inc.(b)	224,576	3,951,673
Cameco Corp.	286,558	14,974,654
Canada Goose Holdings Inc.(a)(b)	78,604	773,422
Canadian Apartment Properties REIT	73,096	2,435,396
Canadian Imperial Bank of Commerce	620,681	38,831,847
Canadian National Railway Co.	358,291	38,689,304
Canadian Natural Resources Ltd.	1,401,965	47,676,980
Canadian Pacific Kansas City Ltd.	604,638	46,643,565
Canadian Tire Corp. Ltd., Class A, NVS	35,036	3,728,433
Canadian Utilities Ltd., Class A, NVS	79,425	2,033,613
Canadian Western Bank	77,098	3,170,080
Canfor Corp.(b)	38,830	463,221
Capital Power Corp.	74,140	3,006,921
Capstone Copper Corp.(b)	326,820	2,260,406
CCL Industries Inc., Class B, NVS	111,436	6,500,400
Celestica Inc., NVS(b)	80,745	5,525,467
Cenovus Energy Inc.	919,403	14,784,669
Centerra Gold Inc.	170,572	1,205,465
CGI Inc.(b)	133,189	14,754,244
Choice Properties REIT	174,296	1,775,069
CI Financial Corp.	148,645	2,444,766
Cogeco Communications Inc.	9,315	469,312
Colliers International Group Inc.	25,758	3,937,467
Constellation Software Inc./Canada	13,297	40,101,005
Converge Technology Solutions Corp.	234,349	504,936
Crombie REIT	52,696	565,053
Cronos Group Inc.(b)	274,969	580,608
Definity Financial Corp.	56,155	2,166,990
Denison Mines Corp.(b)	834,848	1,756,817
Descartes Systems Group Inc. (The)(b)	57,758	6,000,427
Dollarama Inc.	187,888	19,551,903
Dream Industrial REIT	153,087	1,453,521
Dundee Precious Metals Inc.	136,611	1,389,314
Dye & Durham Ltd.(a)	64,046	875,811
Eldorado Gold Corp.(b)	168,263	2,926,944
Element Fleet Management Corp.	265,716	5,437,030
Emera Inc.(a)	178,465	6,742,025
Empire Co. Ltd., NVS	116,584	3,363,507
Enbridge Inc.	1,433,069	57,884,728
Endeavour Silver Corp.(a)(b)	188,631	953,756
Enghouse Systems Ltd.	31,439	665,427
EQB Inc.	23,351	1,791,470
Equinox Gold Corp.(b)	313,486	1,733,646
ERO Copper Corp.(b)	81,383	1,494,569
Fairfax Financial Holdings Ltd.	14,212	17,661,014
Filo Corp., NVS(b)	62,290	1,435,173
Finning International Inc.	94,969	2,771,961
First Capital Real Estate Investment Trust	95,424	1,218,543
First Majestic Silver Corp.	190,893	1,410,772
First Quantum Minerals Ltd.(b)	453,464	5,859,028
FirstService Corp.	30,658	5,676,470
Fission Uranium Corp.(b)	935,194	638,083
Fortis Inc./Canada	317,583	13,737,942
Fortuna Mining Corp.(b)	264,948	1,318,698
Franco-Nevada Corp.	126,575	16,801,517
Security	Shares	Value
Canada (continued)
Freehold Royalties Ltd.	127,003	$1,252,380
George Weston Ltd.	39,923	6,332,456
GFL Environmental Inc.	147,984	6,191,021
Gibson Energy Inc.	152,524	2,530,473
Gildan Activewear Inc.	99,595	4,874,064
goeasy Ltd.	12,396	1,576,977
Granite Real Estate Investment Trust	28,925	1,578,426
Great-West Lifeco Inc.	185,754	6,232,935
H&R Real Estate Investment Trust	100,848	765,586
Hammond Power Solutions Inc., Class A	8,804	763,011
Hudbay Minerals Inc.	272,309	2,442,733
Hydro One Ltd.(c)	237,157	7,635,830
iA Financial Corp. Inc.	69,298	5,645,969
IAMGOLD Corp.(b)	468,131	2,598,953
IGM Financial Inc.	54,348	1,632,762
Imperial Oil Ltd.	126,154	9,413,869
Innergex Renewable Energy Inc.	106,581	698,114
Intact Financial Corp.	117,395	22,419,169
Interfor Corp.(b)	58,486	806,081
InterRent REIT	89,574	732,752
Ivanhoe Mines Ltd., Class A(a)(b)	426,017	5,632,903
Keyera Corp.	140,949	4,328,638
Killam Apartment REIT	71,233	956,697
Kinaxis Inc.(b)	13,373	1,485,259
Kinross Gold Corp.	857,969	8,657,640
Knight Therapeutics Inc.(b)	108,965	441,385
Labrador Iron Ore Royalty Corp.	41,908	916,808
Laurentian Bank of Canada	28,845	540,293
Lightspeed Commerce Inc.(b)	121,587	1,838,192
Linamar Corp.	42,697	1,747,009
Lithium Americas Argentina Corp.(a)(b)	89,291	310,388
Lithium Americas Corp.(a)(b)	135,773	551,927
Loblaw Companies Ltd.	106,120	13,417,147
Lundin Gold Inc.	51,552	1,246,638
Lundin Mining Corp.	510,707	4,966,404
MAG Silver Corp.(b)	82,483	1,412,285
Magna International Inc.	172,972	6,828,937
Manulife Financial Corp.	1,190,382	34,770,594
Maple Leaf Foods Inc.	45,125	682,539
MEG Energy Corp.	152,511	2,787,665
Methanex Corp.	53,597	2,097,918
Metro Inc.	152,382	9,049,785
MTY Food Group Inc.	21,315	684,909
National Bank of Canada	223,231	21,291,397
New Gold Inc.(b)	520,893	1,432,844
NexGen Energy Ltd.(b)	305,743	2,248,579
NFI Group Inc.(a)(b)	64,200	730,829
NGEx Minerals Ltd.(b)	126,716	1,079,364
North West Co. Inc. (The)	40,418	1,521,390
Northland Power Inc.	175,111	2,661,219
NorthWest Healthcare Properties REIT	116,602	431,285
Novagold Resources Inc.(b)	187,815	648,824
Nutrien Ltd.	334,255	15,937,939
Nuvei Corp.(c)	52,827	1,778,290
NuVista Energy Ltd.(b)	145,667	1,169,646
OceanaGold Corp.	584,153	1,657,201
Onex Corp.	42,985	3,094,019
Open Text Corp.	194,932	5,846,490
Osisko Gold Royalties Ltd.	140,126	2,819,931
Pan American Silver Corp.	247,111	5,778,672
Paramount Resources Ltd., Class A	67,374	1,299,720
Parex Resources Inc.	84,899	788,411

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Parkland Corp.	120,520	$2,804,502
Pason Systems Inc.	77,944	754,053
Pembina Pipeline Corp.	390,036	16,317,447
Peyto Exploration & Development Corp.	165,078	1,799,752
Power Corp. of Canada	371,348	11,737,728
PrairieSky Royalty Ltd.	142,637	2,854,072
Premium Brands Holdings Corp., Class A	27,873	1,740,423
Primo Water Corp.	105,100	2,759,691
Prinmaris REIT	104,307	1,170,162
Quebecor Inc., Class B	119,682	2,980,124
RB Global Inc.	123,193	10,437,805
Restaurant Brands International Inc.	190,663	13,260,893
Richelieu Hardware Ltd.	45,395	1,196,210
RioCan REIT	93,945	1,281,973
Rogers Communications Inc., Class B, NVS	238,782	8,672,536
Royal Bank of Canada	924,990	111,867,753
Russel Metals Inc.	45,835	1,276,276
Sandstorm Gold Ltd.	260,432	1,578,659
Saputo Inc.	177,102	3,378,338
Seabridge Gold Inc.(b)	90,167	1,571,050
Secure Energy Services Inc.	180,767	2,013,643
Shopify Inc., Class A(b)	792,376	61,985,560
Sienna Senior Living Inc.	113,911	1,408,803
SilverCrest Metals Inc.(b)	134,384	1,371,492
Skeena Resources Ltd.(a)(b)	52,531	510,464
SmartCentres Real Estate Investment Trust	87,323	1,562,262
South Bow Corp.(b)	134,577	3,360,680
Spin Master Corp.(c)	24,033	508,674
SSR Mining Inc.	129,169	797,826
Stantec Inc.	77,902	6,318,994
Stelco Holdings Inc.	26,463	1,294,879
Stella-Jones Inc.	44,388	2,683,651
Sun Life Financial Inc.	374,594	20,769,675
Suncor Energy Inc.	849,012	32,049,464
Superior Plus Corp.	138,961	658,701
Tamarack Valley Energy Ltd.	590,336	1,759,539
TC Energy Corp.	672,551	31,281,217
Teck Resources Ltd., Class B	307,498	14,306,547
TELUS Corp.	320,987	5,074,101
TFI International Inc.	53,560	7,167,619
Thomson Reuters Corp.	101,588	16,628,665
TMX Group Ltd.	206,938	6,463,701
Topaz Energy Corp.	96,633	1,853,749
Torex Gold Resources Inc.(b)	77,959	1,681,408
Toromont Industries Ltd.	54,002	4,770,529
Toronto-Dominion Bank (The)	1,150,501	63,600,432
Tourmaline Oil Corp.	219,958	10,140,485
TransAlta Corp.	169,521	1,772,705
Transcontinental Inc., Class A	47,820	590,731
Veren Inc.	313,778	1,615,821
Vermilion Energy Inc.	143,177	1,334,749
Wesdome Gold Mines Ltd.(b)	148,914	1,304,809
West Fraser Timber Co. Ltd.	30,098	2,718,299
Wheaton Precious Metals Corp.	296,467	19,578,512
Whitecap Resources Inc.	394,523	2,944,011
Winpak Ltd.	27,570	982,330
WSP Global Inc.	82,055	14,666,591
		1,591,178,988
Denmark — 2.9%
ALK-Abello A/S(b)	107,875	2,525,936
Alm Brand A/S	558,509	1,087,337
Ambu A/S, Class B(b)	120,979	2,244,938
Security	Shares	Value
Denmark (continued)
AP Moller - Maersk A/S, Class A	1,925	$2,935,508
AP Moller - Maersk A/S, Class B, NVS	3,139	4,965,155
Bavarian Nordic A/S(b)	61,025	1,921,326
Carlsberg A/S, Class B	61,272	6,771,393
Chemometec A/S	18,265	1,072,395
Coloplast A/S, Class B	83,285	10,431,495
D/S Norden A/S	22,109	763,715
Danske Bank A/S	444,681	13,148,790
Demant A/S(b)	63,747	2,354,573
DFDS A/S	28,318	647,635
DSV A/S	134,232	29,384,116
FLSmidth & Co. A/S	36,174	1,893,743
Genmab A/S(b)	43,439	9,728,478
GN Store Nord A/S(a)(b)	103,182	2,028,504
H Lundbeck A/S	240,791	1,568,113
H Lundbeck A/S, Class A	54,614	285,105
ISS A/S(a)	125,250	2,420,786
Jyske Bank A/S, Registered	38,744	2,717,924
Netcompany Group A/S(a)(b)(c)	34,779	1,659,978
NKT A/S(b)	36,539	3,425,786
Novo Nordisk A/S, Class B	2,117,072	237,461,359
Novonesis (Novozymes) B, Class B	243,600	15,308,250
Orsted A/S(a)(b)(c)	129,978	7,650,064
Pandora A/S	57,438	8,684,403
Ringkjoebing Landbobank A/S	14,601	2,414,932
Rockwool A/S, Class B	5,747	2,487,015
Royal Unibrew A/S	32,467	2,442,554
Schouw & Co. A/S	11,641	967,953
Svitzer Group A/S, NVS(b)	12,482	433,555
Sydbank A/S	46,716	2,229,528
TORM PLC, Class A	34,247	899,930
Tryg A/S	210,255	4,962,175
Vestas Wind Systems A/S(b)	670,619	12,780,205
Zealand Pharma A/S(b)	47,600	5,495,061
		410,199,713
Finland — 0.9%
Cargotec OYJ, Class B	30,490	1,843,338
Citycon OYJ	47,363	183,412
Elisa OYJ	89,499	4,260,146
Fortum OYJ	298,367	4,405,305
Huhtamaki OYJ	82,500	3,233,566
Kalmar OYJ, Class B(b)	30,504	949,922
Kemira OYJ	79,762	1,693,577
Kesko OYJ, Class B	191,514	4,113,379
Kojamo OYJ(b)	89,146	877,606
Kone OYJ, Class B	213,338	11,698,815
Konecranes OYJ	42,986	2,967,553
Mandatum OYJ	278,069	1,284,093
Metsa Board OYJ, Class B	139,206	748,901
Metso OYJ	458,406	4,362,722
Nokia OYJ	3,553,596	16,815,686
Nokian Renkaat OYJ	105,481	875,475
Nordea Bank Abp	2,074,495	24,286,073
Orion OYJ, Class B	82,889	4,025,756
Outokumpu OYJ	239,703	862,320
QT Group OYJ(b)	17,972	1,369,121
Sampo OYJ, Class A	330,215	14,642,068
Sampo OYJ, Class A(b)	37,687	1,659,102
Stora Enso OYJ, Class R	370,074	4,129,821
TietoEVRY OYJ	70,026	1,302,520
UPM-Kymmene OYJ	370,066	10,889,771
Valmet OYJ	88,922	2,278,309

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	338,324	$6,479,729
YIT OYJ(a)(b)	104,274	296,416
		132,534,502
France — 9.0%
Accor SA	133,589	6,060,557
Aeroports de Paris SA	19,468	2,316,053
Air France-KLM, NVS(a)(b)	154,179	1,525,251
Air Liquide SA	379,187	67,988,705
Airbus SE	390,479	59,564,134
Alstom SA(b)	246,432	5,420,632
Alten SA	23,906	2,022,211
Amundi SA(c)	37,263	2,701,718
Aperam SA	28,002	762,155
ArcelorMittal SA	339,551	8,398,551
Arkema SA	42,755	3,767,661
AXA SA	1,191,928	44,753,660
BioMerieux	29,844	3,340,242
BNP Paribas SA	670,238	45,773,222
Bollore SE	581,883	3,632,680
Bouygues SA	149,695	4,811,425
Bureau Veritas SA	198,232	6,286,913
Capgemini SE	102,246	17,737,717
Carrefour SA	398,809	6,333,457
Cie de Saint-Gobain SA	301,622	27,352,561
Cie Generale des Etablissements Michelin SCA	447,219	15,113,992
Coface SA	73,747	1,189,258
Covivio SA/France	36,826	2,095,008
Credit Agricole SA	675,659	10,356,556
Danone SA	423,504	30,254,494
Dassault Aviation SA	16,473	3,326,119
Dassault Systemes SE	426,811	14,607,676
Edenred SE	175,389	5,672,545
Eiffage SA	52,639	4,899,303
Elior Group SA(b)(c)	119,008	544,947
Elis SA	149,367	3,397,987
Engie SA	1,164,358	19,516,398
Esker SA	6,287	1,792,291
EssilorLuxottica SA	193,709	45,435,973
Eurazeo SE	25,996	1,982,787
Eurofins Scientific SE	88,938	4,386,596
Euronext NV(c)	57,412	6,334,528
Eutelsat Communications SACA(a)(b)	140,849	588,627
Fnac Darty SA(a)	15,728	441,291
Forvia SE	188,351	1,796,836
Gaztransport Et Technigaz SA	22,840	3,323,199
Gecina SA	30,083	3,214,911
Getlink SE	199,447	3,389,530
Hermes International SCA	21,160	48,091,406
ICADE	35,147	919,304
Imerys SA	22,248	722,226
Ipsen SA	28,100	3,425,598
IPSOS SA	28,177	1,383,655
JCDecaux SE(b)	77,238	1,458,619
Klepierre SA	146,731	4,691,224
La Francaise des Jeux SAEM(c)	65,831	2,813,962
Legrand SA	173,896	19,627,359
L'Oreal SA	157,487	59,084,415
LVMH Moet Hennessy Louis Vuitton SE	182,057	121,199,048
Neoen SA(c)	59,230	2,548,270
Nexans SA	21,656	3,014,572
Nexity SA(b)	29,138	455,165
Opmobility	41,178	404,752
Security	Shares	Value
France (continued)
Orange SA	1,211,633	$13,310,636
Pernod Ricard SA	131,795	16,443,871
Pluxee NV, NVS(b)	66,554	1,400,779
Publicis Groupe SA	149,817	15,923,050
Remy Cointreau SA	26,569	1,672,007
Renault SA	129,873	5,942,264
Rexel SA	130,378	3,592,102
Rubis SCA	72,128	1,767,286
Safran SA	224,616	50,845,327
Sanofi SA	756,402	79,936,388
Sartorius Stedim Biotech	18,500	3,711,152
Schneider Electric SE	357,110	92,508,862
SCOR SE	85,349	1,836,271
SEB SA	17,613	1,860,720
SES SA, Class A	263,842	1,054,460
Societe BIC SA	16,978	1,242,172
Societe Generale SA	477,906	13,726,158
Sodexo SA	58,464	5,074,818
SOITEC(b)	25,197	1,995,275
Sopra Steria Group SACA	10,152	1,952,474
SPIE SA	107,713	3,898,514
STMicroelectronics NV	472,238	12,836,573
Technip Energies NV	95,283	2,378,962
Teleperformance SE	41,806	4,431,514
Thales SA	66,790	10,766,447
TotalEnergies SE	1,420,211	89,126,257
Trigano SA	9,913	1,355,237
Ubisoft Entertainment SA(a)(b)	101,008	1,522,146
Unibail-Rodamco-Westfield, New	79,064	6,465,243
Valeo SE	212,597	2,066,898
Vallourec SACA(a)(b)	125,816	2,071,467
Valneva SE(a)(b)	110,175	311,497
Veolia Environnement SA	437,957	13,904,997
Verallia SA(c)	53,989	1,556,984
Vinci SA	322,839	36,164,645
Virbac SACA	4,230	1,607,692
Vivendi SE	469,199	5,013,641
Wendel SE	21,485	2,135,332
		1,287,460,050
Germany — 7.1%
adidas AG	109,560	26,238,654
Aixtron SE	120,853	1,918,964
Allianz SE, Registered	256,107	80,623,815
Amadeus Fire AG	7,922	676,602
Aroundtown SA(b)	636,358	1,894,772
Aurubis AG(a)	27,430	2,157,024
BASF SE	572,831	27,846,811
Bayerische Motoren Werke AG	212,041	16,716,462
Bechtle AG	41,090	1,402,993
Befesa SA(c)	31,625	736,521
Beiersdorf AG	65,226	8,805,102
Bilfinger SE	18,582	893,181
Brenntag SE	95,439	6,225,777
CANCOM SE	26,983	720,539
Carl Zeiss Meditec AG, Bearer(a)	34,183	2,151,886
Ceconomy AG(b)	146,808	472,517
Commerzbank AG	705,947	12,520,406
CompuGroup Medical SE & Co. KgaA	19,164	284,932
Continental AG	78,955	4,927,606
Covestro AG(b)(c)	124,255	7,869,866
CTS Eventim AG & Co. KGaA	46,911	4,926,365
Daimler Truck Holding AG	343,031	14,184,546

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Delivery Hero SE, Class A(b)(c)	126,882	$5,386,405
Dermapharm Holding SE	21,386	726,460
Deutsche Bank AG, Registered	1,268,764	21,556,007
Deutsche Boerse AG	125,052	29,046,863
Deutsche Lufthansa AG, Registered	447,725	3,111,181
Deutsche Pfandbriefbank AG(a)(b)(c)	137,733	782,199
Deutsche Post AG, Registered	661,391	26,567,757
Deutsche Telekom AG, Registered	2,293,745	69,347,966
Duerr AG	34,898	808,728
E.ON SE	1,446,625	19,522,304
Eckert & Ziegler SE	15,477	664,037
Encavis AG, NVS(b)	92,558	1,757,213
Evonik Industries AG	139,965	3,084,713
Evotec SE(b)	229,883	1,777,900
Fielmann Group AG	22,204	1,116,857
flatexDEGIRO AG	71,127	1,044,856
Fraport AG Frankfurt Airport Services Worldwide(b)	28,816	1,559,303
Freenet AG	103,722	3,082,659
Fresenius Medical Care AG & Co. KGaA	135,214	5,292,947
Fresenius SE & Co. KGaA(b)	276,431	10,092,671
GEA Group AG	118,779	5,850,558
Gerresheimer AG	21,348	1,797,924
Grand City Properties SA(b)	58,902	780,705
Grenke AG	20,963	414,205
Hamborner REIT AG	146,813	1,037,702
Hannover Rueck SE	37,863	9,942,592
Heidelberg Materials AG	88,301	9,725,390
HelloFresh SE(b)	170,712	1,890,643
Henkel AG & Co. KGaA	77,211	6,021,814
Hensoldt AG	46,157	1,570,465
Hugo Boss AG	49,639	2,285,285
Hypoport SE(b)	3,449	809,854
Infineon Technologies AG	847,760	26,810,099
Jenoptik AG	48,458	1,136,849
K+S AG, Registered	176,073	2,138,020
KION Group AG	66,499	2,581,987
Knorr-Bremse AG	46,181	3,809,511
Kontron AG	32,989	555,520
Krones AG	13,917	1,812,776
Lanxess AG	73,503	2,134,539
LEG Immobilien SE	48,954	4,624,559
Mercedes-Benz Group AG	501,764	30,482,488
Merck KGaA	89,383	14,777,267
METRO AG	108,785	512,442
MTU Aero Engines AG	35,930	11,743,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	87,936	44,968,729
Nagarro SE(a)(b)	10,814	1,056,438
Nemetschek SE	44,843	4,831,929
Nordex SE(b)	113,400	1,616,011
Norma Group SE	21,657	300,592
Patrizia SE	16,106	136,126
Pfeiffer Vacuum Technology AG	6,550	1,095,788
ProSiebenSat.1 Media SE(a)	144,959	892,293
Puma SE	86,658	3,951,583
Qiagen NV, NVS	145,824	6,179,798
Rational AG	3,059	2,995,684
Redcare Pharmacy NV(b)(c)	14,183	2,172,116
Rheinmetall AG	29,797	15,340,552
RWE AG	417,424	13,528,536
SAP SE	684,656	159,856,827
Scout24 SE(c)	56,543	4,884,483
Security	Shares	Value
Germany (continued)
Siemens AG, Registered	499,419	$97,161,868
Siemens Energy AG(b)	425,677	17,483,870
Siemens Healthineers AG(c)	185,951	9,707,471
Siltronic AG(a)	16,835	956,311
Sixt SE(a)	16,314	1,292,195
Stabilus SE	19,447	769,894
Stroeer SE & Co. KGaA	33,266	1,973,874
Suedzucker AG(a)	70,223	842,527
Symrise AG, Class A	87,625	10,543,972
TAG Immobilien AG(b)	132,055	2,195,255
Talanx AG(b)	40,637	3,131,820
TeamViewer SE(b)(c)	122,871	1,770,115
thyssenkrupp AG	541,159	1,889,084
TUI AG(b)	314,160	2,618,863
United Internet AG, Registered(d)	74,403	1,523,283
Verbio SE(a)	19,802	304,431
Vonovia SE	486,680	15,956,162
Wacker Chemie AG	19,975	1,680,156
Zalando SE(b)(c)	147,680	4,470,668
		1,015,850,265
Hong Kong — 1.7%
AIA Group Ltd.	7,425,600	58,605,201
ASMPT Ltd.	193,100	2,093,366
Bank of East Asia Ltd. (The)	1,254,200	1,556,840
BOC Hong Kong Holdings Ltd.	2,698,000	8,808,242
Cafe de Coral Holdings Ltd.	330,000	353,999
CITIC Telecom International Holdings Ltd.	2,931,000	840,205
CK Asset Holdings Ltd.	1,284,500	5,250,991
CK Hutchison Holdings Ltd.	1,650,000	8,677,562
CK Infrastructure Holdings Ltd.	519,500	3,676,179
CLP Holdings Ltd.	1,016,500	8,634,758
Dah Sing Financial Holdings Ltd.	155,600	507,287
ESR Group Ltd.(c)	1,480,400	2,007,000
Futu Holdings Ltd., ADR(a)(b)	44,491	4,226,200
Galaxy Entertainment Group Ltd.	1,380,000	6,141,797
Hang Lung Properties Ltd.	1,295,000	1,087,752
Hang Seng Bank Ltd.	489,200	5,983,983
Health and Happiness H&H International Holdings Ltd.	279,500	365,999
Henderson Land Development Co. Ltd.	1,118,572	3,586,907
HKBN Ltd.	793,000	349,259
HKT Trust & HKT Ltd., Class SS	2,567,000	3,190,025
Hong Kong & China Gas Co. Ltd.	7,307,482	5,660,125
Hong Kong Exchanges & Clearing Ltd.	764,200	30,598,837
Hongkong Land Holdings Ltd.	761,500	3,264,998
Hysan Development Co. Ltd.	404,000	655,268
Jardine Matheson Holdings Ltd.	111,100	4,277,350
Johnson Electric Holdings Ltd.	387,500	588,224
Kerry Logistics Network Ltd.	282,898	265,282
Kerry Properties Ltd.	561,500	1,186,011
Link REIT	1,759,700	8,199,177
Luk Fook Holdings International Ltd.	291,000	557,536
Man Wah Holdings Ltd.	1,271,200	923,575
Melco International Development Ltd.(b)	515,000	316,836
Melco Resorts & Entertainment Ltd., ADR(a)(b)	179,876	1,208,767
MTR Corp. Ltd.	1,021,500	3,716,618
New World Development Co. Ltd.(a)	1,060,000	1,065,372
NWS Holdings Ltd.	1,460,000	1,506,105
Pacific Basin Shipping Ltd.	3,631,000	1,000,037
PCCW Ltd.	3,688,000	2,025,670
Power Assets Holdings Ltd.	869,500	5,791,970
Sands China Ltd.(b)	1,528,000	3,887,656

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Sino Land Co. Ltd.	2,384,000	$2,385,807
SITC International Holdings Co. Ltd.	937,000	2,651,625
SJM Holdings Ltd.(b)	1,667,000	573,234
Sun Hung Kai Properties Ltd.	898,500	9,728,927
Swire Pacific Ltd., Class A	241,000	2,018,537
Techtronic Industries Co. Ltd.	902,500	13,055,064
Vitasoy International Holdings Ltd.	628,000	710,287
VTech Holdings Ltd.	170,000	1,265,458
WH Group Ltd.(c)	6,513,000	5,069,175
Wharf Holdings Ltd. (The)	623,045	1,765,335
Wharf Real Estate Investment Co. Ltd.	1,167,000	3,508,691
Xinyi Glass Holdings Ltd.	1,288,000	1,462,635
Yue Yuen Industrial Holdings Ltd.	638,000	1,341,156
		248,174,897
Ireland — 0.2%
AIB Group PLC	1,063,408	5,700,974
Bank of Ireland Group PLC	671,579	6,224,333
Cairn Homes PLC	480,218	1,123,001
Glanbia PLC	168,113	2,788,690
Glenveagh Properties PLC(b)(c)	400,501	700,731
Kerry Group PLC, Class A	101,539	10,141,246
Kingspan Group PLC	100,716	8,893,918
		35,572,893
Israel — 1.0%
Airport City Ltd.(b)	65,135	989,526
Alony Hetz Properties & Investments Ltd.	151,965	1,227,853
Amot Investments Ltd.	199,674	971,353
Azrieli Group Ltd.	39,430	3,010,117
Bank Hapoalim BM	832,288	8,671,810
Bank Leumi Le-Israel BM	996,244	10,121,366
Bezeq The Israeli Telecommunication Corp. Ltd.	2,000,896	2,564,276
Big Shopping Centers Ltd.(b)	15,763	1,884,586
Camtek Ltd./Israel	27,689	2,195,809
Cellebrite DI Ltd.(b)	32,346	587,080
Check Point Software Technologies Ltd.(b)	62,134	10,762,230
CyberArk Software Ltd.(b)	30,234	8,360,306
Delek Group Ltd.	8,592	1,012,090
Elbit Systems Ltd.	20,368	4,665,475
Electra Ltd./Israel	2,504	1,137,779
Energix-Renewable Energies Ltd.(a)	397,490	1,383,114
Enlight Renewable Energy Ltd.(b)	129,753	2,060,000
First International Bank Of Israel Ltd. (The)	51,893	2,302,726
Fiverr International Ltd.(a)(b)	31,711	927,864
G City Ltd.	71,346	265,117
Gav-Yam Lands Corp. Ltd.	1	8
Global-e Online Ltd.(a)(b)	75,758	2,912,138
Harel Insurance Investments & Financial Services Ltd.(a)	92,609	965,631
ICL Group Ltd.	519,282	2,131,731
Inmode Ltd.(a)(b)	65,364	1,116,417
Isracard Ltd.	340,652	1,319,880
Israel Discount Bank Ltd., Class A	894,597	5,258,435
Kornit Digital Ltd.(b)	46,381	1,061,661
Melisron Ltd.	25,279	2,003,386
Mivne Real Estate KD Ltd.	533,562	1,454,858
Mizrahi Tefahot Bank Ltd.	101,457	4,183,334
Monday.com Ltd.(a)(b)	25,087	7,372,317
Nano Dimension Ltd., ADR(a)(b)	321,110	696,809
Nice Ltd.(b)	41,328	7,181,123
Nova Ltd.(b)	21,314	4,008,210
Oddity Tech Ltd., Class A, NVS(a)(b)	20,819	799,241
Security	Shares	Value
Israel (continued)
Paz Retail & Energy Ltd.	8,161	$923,762
Perion Network Ltd.(a)(b)	40,923	332,690
Phoenix Financial Ltd.	123,321	1,429,907
Radware Ltd.(b)	37,084	834,761
Reit 1 Ltd.	289,129	1,315,050
Shapir Engineering and Industry Ltd.(a)(b)	228,531	1,498,736
Shikun & Binui Ltd.(a)(b)	332,571	880,082
Shufersal Ltd.	240,438	2,128,981
Strauss Group Ltd.	61,430	1,035,112
Teva Pharmaceutical Industries Ltd., ADR(b)	760,431	14,022,348
Tower Semiconductor Ltd.(b)	67,048	2,827,779
Wix.com Ltd.(b)	39,091	6,532,888
ZIM Integrated Shipping Services Ltd.	64,704	1,539,308
		142,867,060
Italy — 2.6%
A2A SpA	1,131,774	2,587,058
ACEA SpA	35,689	676,257
Amplifon SpA	96,460	2,694,520
Anima Holding SpA(c)	192,920	1,168,871
Ascopiave SpA	48,700	149,915
Azimut Holding SpA	77,988	1,928,993
Banca Generali SpA	46,497	2,060,540
Banca Monte dei Paschi di Siena SpA	579,308	3,179,250
Banca Popolare di Sondrio SpA	291,364	2,173,102
Banco BPM SpA	865,701	5,839,230
BFF Bank SpA(c)	144,461	1,410,640
BPER Banca SpA	650,038	3,957,820
Brembo NV	115,898	1,217,219
Brunello Cucinelli SpA	22,335	2,209,398
Buzzi SpA	54,364	2,129,859
Carel Industries SpA(a)(c)	44,560	916,086
Davide Campari-Milano NV	384,117	2,578,870
De' Longhi SpA	60,322	1,885,357
DiaSorin SpA(a)	18,940	2,057,085
Enav SpA(c)	192,762	816,682
Enel SpA	5,284,820	40,080,459
Eni SpA	1,488,831	22,679,635
ERG SpA	37,936	851,963
Ferrari NV	82,605	39,433,075
FinecoBank Banca Fineco SpA	379,614	6,060,209
Generali	655,726	18,180,788
Hera SpA	732,297	2,801,440
Infrastrutture Wireless Italiane SpA(c)	172,911	1,949,532
Interpump Group SpA	41,870	1,860,400
Intesa Sanpaolo SpA	9,503,173	40,673,662
Iren SpA	406,793	881,043
Italgas SpA	399,454	2,450,492
Iveco Group NV	157,086	1,632,405
Leonardo SpA	265,596	6,330,693
Mediobanca Banca di Credito Finanziario SpA	334,020	5,510,418
MFE-MediaForEurope NV, Class A	179,645	587,787
MFE-MediaForEurope NV, Class B, NVS(a)	74,755	345,262
Moncler SpA	151,074	8,393,291
Nexi SpA(b)(c)	376,371	2,378,963
Pirelli & C SpA(c)	249,944	1,365,778
Poste Italiane SpA(c)	334,927	4,709,521
Prysmian SpA	182,363	12,870,140
Recordati Industria Chimica e Farmaceutica SpA	80,996	4,595,552
Reply SpA	13,510	2,059,690
Saipem SpA(b)	934,736	2,222,422
Salcef Group SpA	20,985	591,205
Salvatore Ferragamo SpA(a)	147,579	985,542

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Snam SpA	1,288,930	$6,191,897
SOL SpA	30,463	1,181,509
Stellantis NV	1,432,102	19,623,126
Tamburi Investment Partners SpA	99,911	939,375
Technogym SpA(c)	157,313	1,695,824
Technoprobe SpA(b)	122,191	829,706
Telecom Italia SpA/Milano(a)(b)	8,122,060	2,057,353
Tenaris SA, NVS	344,204	5,670,923
Terna - Rete Elettrica Nazionale	930,047	8,055,816
UniCredit SpA	984,211	43,540,684
Unipol Gruppo SpA	268,398	3,335,646
		367,239,978
Japan — 21.4%
77 Bank Ltd. (The)	46,700	1,202,232
ABC-Mart Inc.	78,900	1,545,950
Activia Properties Inc.	346	737,915
ADEKA Corp.	45,400	819,043
Advance Logistics Investment Corp.(b)	1,124	877,007
Advance Residence Investment Corp.	1,004	2,017,554
Advantest Corp.	511,700	29,627,227
Aeon Co. Ltd.	445,300	10,911,243
Aeon Delight Co. Ltd.	26,000	738,518
AEON Financial Service Co. Ltd.	125,400	1,009,742
Aeon Mall Co. Ltd.	60,700	803,814
AEON REIT Investment Corp.	1,050	877,541
AGC Inc.	123,200	3,775,480
Ai Holdings Corp.	49,100	748,214
Aica Kogyo Co. Ltd.	30,900	668,665
Aiful Corp.	529,300	1,112,251
Ain Holdings Inc.	18,200	601,052
Air Water Inc.	124,600	1,567,349
Aisin Corp.	320,800	3,335,477
Ajinomoto Co. Inc.	295,900	11,367,221
Alfresa Holdings Corp.	134,700	1,943,458
Alps Alpine Co. Ltd.	133,100	1,307,940
Amada Co. Ltd.	164,100	1,617,189
Amano Corp.	49,800	1,436,348
ANA Holdings Inc.	131,300	2,586,179
Anritsu Corp.	89,100	671,011
Aozora Bank Ltd.	76,600	1,320,597
Arcs Co. Ltd.	24,100	399,878
ARE Holdings Inc.	106,100	1,298,966
Ariake Japan Co. Ltd.	15,900	555,117
Artience Co. Ltd.	33,100	793,338
As One Corp.	44,200	826,578
Asahi Group Holdings Ltd.	925,000	11,104,878
Asahi Intecc Co. Ltd.	134,800	2,159,985
Asahi Kasei Corp.	815,100	5,623,115
Asics Corp.	459,300	8,022,545
Astellas Pharma Inc.	1,251,400	14,651,802
Atom Corp.(a)(b)	157,700	701,865
Autobacs Seven Co. Ltd.	99,700	927,494
Awa Bank Ltd. (The)	20,200	321,808
Azbil Corp.	231,000	1,796,246
Bandai Namco Holdings Inc.	405,100	8,493,373
BayCurrent Inc.	96,300	3,129,657
Bic Camera Inc.	95,200	1,059,559
BIPROGY Inc.	50,700	1,599,889
BML Inc.	24,900	456,469
Bridgestone Corp.	370,500	13,202,802
Brother Industries Ltd.	139,100	2,709,283
Calbee Inc.	55,200	1,234,237
Security	Shares	Value
Japan (continued)
Canon Inc.	634,300	$20,630,594
Canon Marketing Japan Inc.	38,600	1,159,507
Capcom Co. Ltd.	203,200	4,021,013
Casio Computer Co. Ltd.	115,400	841,158
Central Glass Co. Ltd.	24,900	567,210
Central Japan Railway Co.	521,500	10,799,859
Change Holdings Inc.(a)	53,100	417,440
Chiba Bank Ltd. (The)	297,700	2,172,530
Chiyoda Corp.(a)(b)	218,300	419,389
Chubu Electric Power Co. Inc.	438,400	5,039,477
Chudenko Corp.	12,200	255,724
Chugai Pharmaceutical Co. Ltd.	456,700	21,730,449
Chugin Financial Group Inc., NVS	134,200	1,275,190
Chugoku Electric Power Co. Inc. (The)	190,600	1,387,123
Citizen Watch Co. Ltd.	167,300	994,620
CKD Corp.	38,400	646,380
Coca-Cola Bottlers Japan Holdings Inc.	120,700	1,546,023
COLOPL Inc.(b)	50,700	176,008
Colowide Co. Ltd.(a)	42,500	470,686
Comforia Residential REIT Inc.	447	876,012
COMSYS Holdings Corp.	62,700	1,315,517
Comture Corp.	30,100	454,663
Concordia Financial Group Ltd.	820,200	4,062,694
Cosmo Energy Holdings Co. Ltd.	46,300	2,285,354
Cosmos Pharmaceutical Corp.	25,200	1,211,188
CRE Logistics REIT Inc.	1,067	976,068
Create Restaurants Holdings Inc.	145,100	1,155,903
Create SD Holdings Co. Ltd.	17,500	343,726
Credit Saison Co. Ltd.	82,600	1,857,861
CyberAgent Inc.	272,900	1,781,410
Dai Nippon Printing Co. Ltd.	269,400	4,675,806
Daicel Corp.	165,100	1,457,183
Daido Steel Co. Ltd.	85,400	661,277
Daifuku Co. Ltd.	191,400	3,597,694
Daihen Corp.	20,400	846,242
Dai-ichi Life Holdings Inc.	617,400	15,391,969
Daiichi Sankyo Co. Ltd.	1,226,900	39,933,406
Daiichikosho Co. Ltd.	46,600	582,298
Daikin Industries Ltd.	173,200	20,793,821
Daio Paper Corp.	99,200	562,454
Daiseki Co. Ltd.	29,460	752,167
Daishi Hokuetsu Financial Group Inc.	57,600	914,481
Daito Trust Construction Co. Ltd.	35,300	3,900,772
Daiwa House Industry Co. Ltd.	371,200	11,072,394
Daiwa House REIT Investment Corp.	1,524	2,321,290
Daiwa Office Investment Corp.	376	742,542
Daiwa Securities Group Inc.	898,600	5,878,893
Daiwa Securities Living Investments Corp.	1,276	767,441
Daiwabo Holdings Co. Ltd.	94,900	1,708,329
DCM Holdings Co. Ltd.	108,500	1,015,533
DeNA Co. Ltd.	40,300	493,734
Denka Co. Ltd.	52,200	737,715
Denso Corp.	1,222,000	17,356,669
Dentsu Group Inc.	134,400	4,148,625
Dentsu Soken Inc.	24,200	861,313
Descente Ltd.	41,400	1,172,670
Dexerials Corp.	123,200	1,880,965
DIC Corp.	44,500	968,821
Digital Arts Inc.	15,000	510,522
Digital Garage Inc.(a)	29,900	616,989
Dip Corp.	21,900	384,958
Disco Corp.	60,400	17,185,886

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
DMG Mori Co. Ltd.	100,400	$1,914,434
Dowa Holdings Co. Ltd.	34,500	1,172,143
DTS Corp.	30,400	787,409
Duskin Co. Ltd.	26,200	694,244
Earth Corp.	10,000	341,623
East Japan Railway Co.	596,800	11,986,922
Ebara Corp.	297,800	4,475,456
EDION Corp.	88,100	1,020,353
eGuarantee Inc.	21,900	217,007
Eiken Chemical Co. Ltd.	38,200	618,274
Eisai Co. Ltd.	186,200	6,308,478
Elecom Co. Ltd.	58,800	554,322
Electric Power Development Co. Ltd.	111,200	1,858,308
en Japan Inc.	18,500	294,641
ENEOS Holdings Inc.	2,043,200	10,307,016
Euglena Co. Ltd.(a)(b)	168,100	457,825
EXEO Group Inc.	119,600	1,224,078
Ezaki Glico Co. Ltd.	32,300	951,632
FANUC Corp.	612,500	16,250,434
Fast Retailing Co. Ltd.	125,700	40,188,986
FCC Co. Ltd.	43,500	676,508
Ferrotec Holdings Corp.	38,400	641,659
Food & Life Companies Ltd.	72,700	1,433,616
FP Corp.	30,500	534,336
Freee KK(b)	30,000	559,842
Frontier Real Estate Investment Corp.	246	653,261
Fuji Corp./Aichi	43,400	638,621
Fuji Electric Co. Ltd.	101,300	5,158,994
Fuji Kyuko Co. Ltd.	14,900	249,986
Fuji Oil Holdings Inc.	26,800	576,901
Fuji Seal International Inc.	26,000	441,536
Fuji Soft Inc.	40,100	2,455,328
FUJIFILM Holdings Corp.	716,100	17,034,813
Fujikura Ltd.	170,300	6,259,076
Fujimi Inc.	40,500	623,096
Fujitec Co. Ltd.	51,400	1,849,484
Fujitsu General Ltd.	45,300	564,925
Fujitsu Ltd.	1,132,200	21,767,497
Fujiya Co. Ltd.	20,500	357,446
Fukuoka Financial Group Inc.	116,800	2,664,390
Fukuoka REIT Corp.	443	413,272
Fukuyama Transporting Co. Ltd.	12,300	312,809
Funai Soken Holdings Inc.	27,500	437,711
Furukawa Electric Co. Ltd.	73,600	1,810,113
Fuso Chemical Co. Ltd.	18,600	453,644
Future Corp.	42,800	548,023
Fuyo General Lease Co. Ltd.	8,800	622,716
Global One Real Estate Investment Corp.	438	282,195
Glory Ltd.	27,100	439,549
GLP J-REIT	2,640	2,321,406
GMO internet group Inc.	53,600	926,320
GMO Payment Gateway Inc.	25,700	1,539,356
GNI Group Ltd.(a)(b)	51,500	1,027,125
Goldwin Inc.	26,900	1,395,183
Gree Inc.(a)	88,700	270,402
GS Yuasa Corp.	53,500	946,511
GungHo Online Entertainment Inc.	35,200	784,055
Gunma Bank Ltd. (The)	259,300	1,460,268
H.U. Group Holdings Inc.	35,800	616,033
H2O Retailing Corp.	71,400	955,493
Hachijuni Bank Ltd. (The)	284,000	1,558,517
Hakuhodo DY Holdings Inc.	150,400	1,191,907
Security	Shares	Value
Japan (continued)
Hamakyorex Co. Ltd.	59,600	$485,735
Hamamatsu Photonics KK	210,900	2,788,655
Hankyu Hanshin Holdings Inc.	148,700	4,043,160
Hankyu Hanshin REIT Inc.	325	257,202
Hanwa Co. Ltd.	25,300	838,275
Harmonic Drive Systems Inc.	37,800	686,925
Haseko Corp.	159,300	1,925,476
Hazama Ando Corp.	103,600	765,242
Heiwa Corp.	49,400	674,589
Heiwa Real Estate Co. Ltd.	18,400	505,393
Heiwa Real Estate REIT Inc.	705	563,279
Heiwado Co. Ltd.	20,600	297,331
Hikari Tsushin Inc.	10,900	2,199,970
Hino Motors Ltd.(b)	188,100	461,802
Hioki EE Corp	11,900	639,054
Hirogin Holdings Inc.	258,400	1,887,397
Hirose Electric Co. Ltd.	16,205	1,928,555
HIS Co. Ltd.	28,800	330,054
Hisamitsu Pharmaceutical Co. Inc.	42,500	1,249,555
Hitachi Construction Machinery Co. Ltd.	70,400	1,527,443
Hitachi Ltd.	3,046,100	76,532,836
Hogy Medical Co. Ltd.	18,600	555,471
Hokkaido Electric Power Co. Inc.	129,000	829,855
Hokuetsu Corp.(a)	120,700	1,203,633
Hokuhoku Financial Group Inc.	75,400	788,042
Hokuriku Electric Power Co.	106,900	741,392
Honda Motor Co. Ltd.	2,978,700	29,957,113
Horiba Ltd.	24,500	1,506,113
Hoshino Resorts REIT Inc.	384	582,916
Hoshizaki Corp.	60,800	1,998,388
Hosiden Corp.	79,200	1,186,345
House Foods Group Inc.	39,600	771,899
Hoya Corp.	234,200	31,334,547
Hulic Co. Ltd.	231,900	2,147,479
Hulic REIT Inc.	529	458,111
Ibiden Co. Ltd.	67,000	2,128,233
Ichibanya Co. Ltd.	116,600	799,512
Ichigo Inc.	167,300	438,340
Ichigo Office REIT Investment Corp.	813	417,352
Idec Corp./Japan	33,200	535,190
Idemitsu Kosan Co. Ltd.	640,800	4,368,612
IHI Corp.	109,000	5,803,038
Iida Group Holdings Co. Ltd.	73,000	1,058,283
Inaba Denki Sangyo Co. Ltd.	33,300	835,226
Inabata & Co. Ltd.	23,700	504,229
Industrial & Infrastructure Fund Investment Corp.	1,928	1,456,113
Infomart Corp.	154,300	362,458
Infroneer Holdings Inc.	160,852	1,209,170
Inpex Corp.	671,900	8,857,020
Internet Initiative Japan Inc.	99,900	1,918,175
Invincible Investment Corp.	6,164	2,510,713
Iriso Electronics Co. Ltd.	12,700	225,684
Isetan Mitsukoshi Holdings Ltd.	261,200	3,886,712
Isuzu Motors Ltd.	436,700	5,647,311
Ito En Ltd.	30,900	677,188
ITOCHU Corp.	771,300	38,154,534
Itoham Yonekyu Holdings Inc.	43,880	1,105,904
Iwatani Corp.	120,900	1,576,053
Iyogin Holdings Inc., NVS	184,400	1,750,510
Izumi Co. Ltd.	19,400	409,418
J Front Retailing Co. Ltd.	232,100	2,464,825
JAFCO Group Co. Ltd.	39,300	528,108

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Airlines Co. Ltd.	125,500	$2,012,779
Japan Airport Terminal Co. Ltd.	42,700	1,564,192
Japan Aviation Electronics Industry Ltd.	39,100	725,335
Japan Elevator Service Holdings Co. Ltd.	51,300	982,261
Japan Excellent Inc.	602	465,574
Japan Exchange Group Inc.	636,300	7,458,111
Japan Hotel REIT Investment Corp.	4,586	2,114,602
Japan Lifeline Co. Ltd.	65,700	516,118
Japan Logistics Fund Inc.	580	1,039,207
Japan Material Co. Ltd.	102,600	1,221,433
Japan Metropolitan Fund Invest	5,184	3,181,741
Japan Petroleum Exploration Co. Ltd.	146,000	1,097,929
Japan Post Bank Co. Ltd.	913,300	8,156,998
Japan Post Holdings Co. Ltd.	1,342,300	12,384,172
Japan Post Insurance Co. Ltd.	118,700	1,955,963
Japan Prime Realty Investment Corp.	443	973,286
Japan Real Estate Investment Corp.	875	3,182,769
Japan Securities Finance Co. Ltd.	94,300	1,230,308
Japan Steel Works Ltd. (The)	45,400	1,539,915
Japan Tobacco Inc.	790,000	22,054,786
JCR Pharmaceuticals Co. Ltd.	53,200	237,892
JCU Corp.	21,300	490,962
Jeol Ltd.	33,900	1,257,538
JFE Holdings Inc.	387,400	4,664,051
JGC Holdings Corp.	145,100	1,245,434
JINS Holdings Inc.	15,700	639,913
JMDC Inc.	27,700	771,929
Joyful Honda Co. Ltd.	83,100	1,124,364
JTEKT Corp.	156,700	1,056,946
Justsystems Corp.	24,400	545,570
JVCKenwood Corp.	50,100	394,023
Kadokawa Corp.	91,900	2,000,411
Kagome Co. Ltd.	54,100	1,071,686
Kajima Corp.	259,600	4,471,745
Kakaku.com Inc.	109,000	1,673,693
Kaken Pharmaceutical Co. Ltd.	34,500	881,578
Kamigumi Co. Ltd.	88,500	1,847,136
Kanadevia Corp.	129,700	886,555
Kanamoto Co. Ltd.	28,700	518,702
Kandenko Co. Ltd.	126,100	1,845,289
Kaneka Corp.	16,100	394,630
Kanematsu Corp.	90,500	1,377,693
Kansai Electric Power Co. Inc. (The)	464,000	7,441,204
Kansai Paint Co. Ltd.	124,400	2,026,058
Kao Corp.	303,600	13,381,278
Kasumigaseki Capital Co. Ltd.	4,700	445,697
Katitas Co. Ltd.	25,100	318,244
Kato Sangyo Co. Ltd.	12,200	330,288
Kawasaki Heavy Industries Ltd.	111,300	4,261,490
Kawasaki Kisen Kaisha Ltd.	264,200	3,649,667
KDDI Corp.	998,200	31,123,267
KDX Realty Investment Corp.	2,613	2,485,634
Keihan Holdings Co. Ltd.	63,100	1,177,901
Keikyu Corp.	151,600	1,186,980
Keio Corp.	62,800	1,404,460
Keisei Electric Railway Co. Ltd.	109,000	2,835,944
Kewpie Corp.	68,800	1,627,003
Keyence Corp.	126,800	57,239,208
KH Neochem Co. Ltd.	20,700	279,118
Kikkoman Corp.	449,100	5,269,176
Kinden Corp.	114,300	2,369,006
Kintetsu Group Holdings Co. Ltd.	114,000	2,649,532
Security	Shares	Value
Japan (continued)
Kirin Holdings Co. Ltd.	524,800	$7,726,433
Kissei Pharmaceutical Co. Ltd.	28,900	705,222
Kitz Corp.	141,800	978,176
Kiyo Bank Ltd. (The)	97,900	1,146,620
Kobayashi Pharmaceutical Co. Ltd.	38,600	1,437,780
Kobe Bussan Co. Ltd.	88,400	2,168,425
Kobe Steel Ltd.	220,100	2,372,171
Koei Tecmo Holdings Co. Ltd.	124,580	1,303,765
Kohnan Shoji Co. Ltd.	21,900	519,300
Koito Manufacturing Co. Ltd.	113,200	1,465,809
Kokusai Electric Corp., NVS	65,900	1,201,603
Kokuyo Co. Ltd.	74,100	1,192,147
Komatsu Ltd.	606,500	15,699,425
KOMEDA Holdings Co. Ltd.	69,500	1,315,260
Komeri Co. Ltd.	22,800	492,826
Konami Group Corp.	61,200	5,609,582
Konica Minolta Inc.	318,100	1,327,896
Kose Corp.	32,900	1,808,047
Kotobuki Spirits Co. Ltd.	86,300	1,165,284
K's Holdings Corp.	97,100	928,516
Kubota Corp.	684,700	8,748,468
Kumagai Gumi Co. Ltd.	20,700	478,664
Kura Sushi Inc.	19,400	509,445
Kuraray Co. Ltd.	160,300	2,172,300
Kureha Corp.	31,500	581,749
Kurita Water Industries Ltd.	55,600	2,085,263
Kusuri no Aoki Holdings Co. Ltd.	39,000	811,695
Kyocera Corp.	850,800	8,628,566
Kyorin Pharmaceutical Co. Ltd.	40,600	402,925
Kyoritsu Maintenance Co. Ltd.	57,000	915,124
Kyoto Financial Group Inc.	128,500	1,885,913
Kyowa Kirin Co. Ltd.	152,200	2,508,524
Kyudenko Corp.	34,100	1,224,203
Kyushu Electric Power Co. Inc.	254,400	2,848,971
Kyushu Financial Group Inc.	283,000	1,281,659
Kyushu Railway Co.	73,900	1,944,346
LaSalle Logiport REIT	1,193	1,135,217
Lasertec Corp.	52,300	7,096,883
Leopalace21 Corp.	242,100	874,200
Lintec Corp.	22,600	468,987
Lion Corp.	193,700	2,139,190
LITALICO Inc.(a)	25,300	180,696
Lixil Corp.	156,800	1,840,575
LY Corp.	1,865,900	5,089,777
M&A Capital Partners Co. Ltd.	10,900	154,606
Mabuchi Motor Co. Ltd.	95,700	1,369,424
Macnica Holdings Inc.	118,700	1,353,932
Makino Milling Machine Co. Ltd.	18,100	679,493
Makita Corp.	144,600	4,721,462
Mandom Corp.	17,400	143,316
Mani Inc.	63,400	756,426
Marubeni Corp.	934,600	13,971,546
Maruha Nichiro Corp.	26,500	519,801
Marui Group Co. Ltd.	127,400	2,000,473
Maruichi Steel Tube Ltd.	39,500	851,233
Maruwa Co. Ltd./Aichi	8,200	2,262,113
Maruzen Showa Unyu Co. Ltd.	12,300	474,379
Matsui Securities Co. Ltd.	77,000	414,840
MatsukiyoCocokara & Co.	226,170	3,079,233
Mazda Motor Corp.	428,300	3,027,864
McDonald's Holdings Co. Japan Ltd.(a)	51,400	2,178,175
Mebuki Financial Group Inc.	610,900	2,285,012

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Medipal Holdings Corp.	117,400	$1,860,052
Megachips Corp.	16,200	577,727
Megmilk Snow Brand Co. Ltd.	34,700	600,468
Meidensha Corp.	32,800	860,804
MEIJI Holdings Co. Ltd.	134,100	3,133,178
Meiko Electronics Co. Ltd.	21,100	824,675
MEITEC Group Holdings Inc.	51,800	992,657
Menicon Co. Ltd.	40,200	442,330
Mercari Inc.(b)	74,100	1,036,594
Micronics Japan Co. Ltd.	14,400	358,793
Milbon Co. Ltd.	18,400	388,927
Minebea Mitsumi Inc.	235,500	4,145,852
Mirai Corp.	1,919	503,019
Mirait One Corp.	54,200	770,905
MISUMI Group Inc.	169,000	2,750,568
Mitani Sekisan Co. Ltd.	6,700	275,071
Mitsubishi Chemical Group Corp.	834,900	4,505,194
Mitsubishi Corp.	2,197,700	40,204,877
Mitsubishi Electric Corp.	1,259,800	22,163,071
Mitsubishi Estate Co. Ltd.	721,500	10,669,561
Mitsubishi Estate Logistics REIT Investment Corp.	528	1,231,875
Mitsubishi Gas Chemical Co. Inc.	113,600	1,974,300
Mitsubishi HC Capital Inc.	472,230	3,162,163
Mitsubishi Heavy Industries Ltd.	2,141,400	30,230,038
Mitsubishi Logistics Corp.	226,000	1,515,066
Mitsubishi Materials Corp.	111,700	1,832,670
Mitsubishi Motors Corp.	569,500	1,692,005
Mitsubishi UFJ Financial Group Inc.	7,267,200	76,597,990
Mitsui & Co. Ltd.	1,689,600	34,446,952
Mitsui Chemicals Inc.	121,600	2,778,050
Mitsui E&S Co. Ltd.	65,400	473,118
Mitsui Fudosan Co. Ltd.	1,806,200	15,411,128
Mitsui Fudosan Logistics Park Inc.	2,072	1,379,549
Mitsui High-Tec Inc.	138,700	738,091
Mitsui Mining & Smelting Co. Ltd.	38,600	1,226,387
Mitsui OSK Lines Ltd.	240,000	8,170,931
Miura Co. Ltd.	57,400	1,340,331
Mixi Inc.	31,500	580,673
Mizuho Financial Group Inc.	1,586,150	32,945,905
Mizuho Leasing Co. Ltd.	121,400	794,503
Mochida Pharmaceutical Co. Ltd.	24,900	569,656
Monex Group Inc.	148,700	697,746
Money Forward Inc.(b)	30,500	995,080
Monogatari Corp. (The)	29,700	698,486
MonotaRO Co. Ltd.	175,200	2,643,127
Mori Hills REIT Investment Corp.	1,018	847,318
Mori Trust REIT Inc.	2,421	978,030
Morinaga & Co. Ltd./Japan	63,700	1,191,488
Morinaga Milk Industry Co. Ltd.	48,400	1,125,527
MOS Food Services Inc.	32,600	770,098
MS&AD Insurance Group Holdings Inc.	847,200	18,739,496
Murata Manufacturing Co. Ltd.	1,121,700	19,597,341
Musashi Seimitsu Industry Co. Ltd.	29,700	385,258
Nabtesco Corp.	50,100	812,107
Nachi-Fujikoshi Corp.	23,300	489,079
Nagase & Co. Ltd.	56,500	1,172,513
Nagawa Co. Ltd.	6,500	288,978
Nagoya Railroad Co. Ltd.	105,600	1,170,397
Nakanishi Inc.	48,200	819,634
Namura Shipbuilding Co. Ltd.	36,400	375,157
Nankai Electric Railway Co. Ltd.	114,900	1,805,905
NEC Corp.	160,400	13,648,487
Security	Shares	Value
Japan (continued)
NEC Networks & System Integration Corp.	58,200	$1,229,546
NET One Systems Co. Ltd.	52,400	1,272,210
Nexon Co. Ltd.	262,500	4,549,635
Nextage Co. Ltd.	46,200	443,418
NGK Insulators Ltd.	138,500	1,706,193
NH Foods Ltd.	57,400	1,988,352
NHK Spring Co. Ltd.	165,400	2,024,471
Nichias Corp.	55,800	1,998,383
Nichicon Corp.	39,900	260,630
Nichiha Corp.	21,600	487,806
Nichirei Corp.	78,700	2,199,284
Nifco Inc./Japan	52,600	1,221,958
Nihon Kohden Corp.	104,700	1,560,691
Nihon M&A Center Holdings Inc.	199,500	863,605
Nihon Parkerizing Co. Ltd.	52,200	439,979
Nikkon Holdings Co. Ltd.	80,900	1,035,717
Nikon Corp.	196,100	2,429,325
Nintendo Co. Ltd.	683,600	36,109,773
Nippn Corp., New	72,800	1,049,631
Nippon Accommodations Fund Inc.	341	1,365,547
Nippon Building Fund Inc.	5,575	4,788,321
Nippon Ceramic Co. Ltd.	26,100	441,074
Nippon Densetsu Kogyo Co. Ltd.	14,800	180,802
Nippon Electric Glass Co. Ltd.	80,800	1,838,741
Nippon Express Holdings Inc.	40,000	1,972,077
Nippon Gas Co. Ltd.	81,000	1,107,053
Nippon Kayaku Co. Ltd.	90,000	711,927
Nippon Light Metal Holdings Co. Ltd.	104,370	1,115,478
Nippon Paint Holdings Co. Ltd.	603,600	4,619,639
Nippon Paper Industries Co. Ltd.	34,800	203,160
Nippon Prologis REIT Inc.	1,176	1,892,046
Nippon REIT Investment Corp.	292	604,114
Nippon Sanso Holdings Corp.	104,100	3,613,518
Nippon Seiki Co. Ltd.	108,500	848,351
Nippon Shinyaku Co. Ltd.	61,700	1,655,346
Nippon Shokubai Co. Ltd.	53,200	598,494
Nippon Soda Co. Ltd.	47,600	792,820
Nippon Steel Corp.	592,100	11,847,553
Nippon Telegraph & Telephone Corp.	19,291,300	18,612,915
Nippon Yusen KK	308,500	10,328,398
Nipro Corp.	95,900	885,082
Nishimatsu Construction Co. Ltd.	19,600	657,490
Nishimatsuya Chain Co. Ltd.	46,300	683,579
Nishi-Nippon Financial Holdings Inc.	99,300	1,069,421
Nishi-Nippon Railroad Co. Ltd.	30,400	438,944
Nissan Chemical Corp.	105,400	3,559,907
Nissan Motor Co. Ltd.	1,566,000	4,171,903
Nissha Co. Ltd.	20,200	247,370
Nisshin Oillio Group Ltd. (The)	22,000	747,658
Nisshin Seifun Group Inc.	153,300	1,789,783
Nisshinbo Holdings Inc.	79,200	502,887
Nissin Foods Holdings Co. Ltd.	110,900	2,986,198
Nissui Corp.	239,400	1,454,215
Niterra Co. Ltd.	118,700	3,364,119
Nitori Holdings Co. Ltd.	52,300	6,660,644
Nitta Corp.	15,800	382,124
Nitto Boseki Co. Ltd.	20,400	977,612
Nitto Denko Corp.	479,000	7,881,336
Noevir Holdings Co. Ltd.	19,300	649,357
NOF Corp.	127,600	2,073,051
Nojima Corp.	59,400	833,075
NOK Corp.	64,300	921,910

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nomura Co. Ltd.	40,400	$204,713
Nomura Holdings Inc.	1,954,300	10,021,462
Nomura Real Estate Holdings Inc.	56,400	1,388,552
Nomura Real Estate Master Fund Inc.	2,711	2,559,222
Nomura Research Institute Ltd.	238,500	7,134,346
NS Solutions Corp.	42,600	1,077,904
NSD Co. Ltd.	63,300	1,367,153
NSK Ltd.	272,100	1,240,697
NTN Corp.	538,600	887,392
NTT Data Group Corp.	452,700	7,161,817
NTT UD REIT Investment Corp.	970	695,492
Nxera Pharma Co. Ltd.(a)(b)	142,800	1,139,994
Obayashi Corp.	435,700	5,341,343
OBIC Business Consultants Co. Ltd.	30,900	1,365,966
Obic Co. Ltd.	202,500	6,617,177
Odakyu Electric Railway Co. Ltd.	166,300	1,744,802
Ogaki Kyoritsu Bank Ltd. (The)	14,000	166,993
Ohsho Food Service Corp.	41,700	819,125
Oji Holdings Corp.	487,200	1,811,703
Okamura Corp.	57,800	726,395
Oki Electric Industry Co. Ltd.	74,900	489,620
Okinawa Electric Power Co. Inc. (The)	28,000	190,424
OKUMA Corp.	24,200	489,227
Okumura Corp.	30,900	867,668
Olympus Corp.	761,500	13,404,139
Omron Corp.	121,700	4,804,874
One REIT Inc.	211	324,087
Ono Pharmaceutical Co. Ltd.	301,800	3,769,537
Open House Group Co. Ltd.	46,800	1,725,111
Open Up Group Inc.	89,500	1,179,541
Oracle Corp./Japan	22,900	2,190,685
Organo Corp.	28,000	1,308,313
Orient Corp.	33,820	200,959
Oriental Land Co. Ltd./Japan	718,600	17,366,506
ORIX Corp.	758,700	15,985,711
Orix JREIT Inc.	1,391	1,435,904
Osaka Gas Co. Ltd.	236,800	5,074,304
OSG Corp.	40,700	480,383
Otsuka Corp.	150,000	3,366,518
Otsuka Holdings Co. Ltd.	275,400	16,637,117
PALTAC Corp.	13,500	364,306
Pan Pacific International Holdings Corp.	243,900	6,050,740
Panasonic Holdings Corp.	1,541,700	12,688,246
Paramount Bed Holdings Co. Ltd.	29,500	509,793
Park24 Co. Ltd.	107,600	1,337,342
Pasona Group Inc.	21,900	288,714
Penta-Ocean Construction Co. Ltd.	148,700	617,663
PeptiDream Inc.(b)	87,500	1,606,176
Persol Holdings Co. Ltd.	1,323,000	2,222,023
Pigeon Corp.	95,400	1,034,722
Pilot Corp.	20,000	621,659
PKSHA Technology Inc.(a)(b)	30,300	696,916
Pola Orbis Holdings Inc.	46,500	457,642
Prestige International Inc.	128,900	576,221
Prima Meat Packers Ltd.	19,800	291,407
Raito Kogyo Co. Ltd.	20,000	291,802
Rakus Co. Ltd.	83,600	1,117,840
Rakuten Bank Ltd., NVS(a)(b)	66,700	1,352,310
Rakuten Group Inc.(b)	998,100	5,957,212
Recruit Holdings Co. Ltd.	973,200	59,426,047
Relo Group Inc.	48,000	583,890
Renesas Electronics Corp.	1,063,200	14,245,093
Security	Shares	Value
Japan (continued)
Rengo Co. Ltd.	124,200	$752,273
RENOVA Inc.(b)	44,900	254,427
Resona Holdings Inc.	1,478,900	9,757,432
Resonac Holdings Corp.	117,600	2,797,160
Resorttrust Inc.	47,100	855,818
Ricoh Co. Ltd.	324,000	3,509,788
Riken Keiki Co. Ltd.(a)	30,600	866,954
Rinnai Corp.	62,400	1,366,993
Rohm Co. Ltd.	185,900	2,049,515
Rohto Pharmaceutical Co. Ltd.	115,600	2,599,539
Rorze Corp.	104,900	1,528,867
Round One Corp.	146,500	927,198
RS Technologies Co. Ltd.	29,700	762,934
Ryohin Keikaku Co. Ltd.	159,200	2,605,290
Saizeriya Co. Ltd.	23,400	863,751
Sakai Moving Service Co. Ltd.	12,400	200,350
Sakata Seed Corp.	28,300	656,239
Sakura Internet Inc.(a)	15,400	465,610
Samty Holdings Co Ltd./Japan	27,300	586,958
San-A Co. Ltd.	35,200	659,352
San-Ai Obbli Co. Ltd.	39,100	477,369
Sangetsu Corp.	65,900	1,206,508
San-In Godo Bank Ltd. (The)	106,300	853,183
Sanken Electric Co. Ltd.(b)	20,000	786,225
Sanki Engineering Co. Ltd.	35,200	551,769
Sankyo Co. Ltd.	180,600	2,398,790
Sankyu Inc.	25,100	871,838
Sanrio Co. Ltd.	108,900	2,954,339
Sansan Inc.(a)(b)	53,700	781,146
Santen Pharmaceutical Co. Ltd.	158,000	1,889,498
Sanwa Holdings Corp.	112,100	2,839,946
Sapporo Holdings Ltd.	56,200	2,697,573
Sato Holdings Corp.	21,800	303,972
Sawai Group Holdings Co. Ltd.	96,200	1,288,658
SBI Holdings Inc.	159,300	3,498,084
SBI Sumishin Net Bank Ltd., NVS	20,500	359,098
SCREEN Holdings Co. Ltd.	52,200	3,332,483
SCSK Corp.	98,400	1,836,114
Secom Co. Ltd.	276,400	9,829,581
Sega Sammy Holdings Inc.	133,500	2,512,353
Seibu Holdings Inc.	144,500	3,226,484
Seiko Epson Corp.	154,200	2,802,686
Seiko Group Corp.	13,600	342,801
Seino Holdings Co. Ltd.	87,600	1,412,783
Seiren Co. Ltd.	34,900	587,253
Sekisui Chemical Co. Ltd.	246,100	3,473,184
Sekisui House Ltd.	422,700	10,208,862
Sekisui House REIT Inc.	2,688	1,278,125
Senko Group Holdings Co. Ltd.	129,200	1,214,650
Seria Co. Ltd.	35,800	747,928
Seven & i Holdings Co. Ltd.	1,444,000	20,793,503
Seven Bank Ltd.	776,400	1,638,651
SG Holdings Co. Ltd.	172,300	1,727,884
Sharp Corp./Japan(b)	150,800	918,032
Shibaura Machine Co. Ltd.	18,500	450,335
SHIFT Inc.(a)(b)	8,600	864,272
Shiga Bank Ltd. (The)	24,100	517,447
Shikoku Electric Power Co. Inc.	105,600	945,075
Shimadzu Corp.	159,500	4,704,908
Shimamura Co. Ltd.	36,200	1,863,430
Shimano Inc.	48,800	7,169,189
Shimizu Corp.	298,900	1,980,188

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Shin-Etsu Chemical Co. Ltd.	1,174,600	$43,041,974
Shinko Electric Industries Co. Ltd.(b)	62,300	2,227,935
Shionogi & Co. Ltd.	529,900	7,568,425
Ship Healthcare Holdings Inc.	49,700	755,753
Shizuoka Financial Group Inc., NVS	248,200	1,980,520
SHO-BOND Holdings Co. Ltd.	33,700	1,185,516
Shochiku Co. Ltd.(a)	6,500	470,051
Shoei Co. Ltd.	52,200	801,055
Skylark Holdings Co. Ltd.	141,100	2,185,393
SMC Corp.	36,500	15,495,935
SMS Co. Ltd.	50,900	570,613
Socionext Inc.	118,800	2,211,714
SoftBank Corp.	18,814,900	23,686,125
SoftBank Group Corp.	674,800	40,230,553
Sohgo Security Services Co. Ltd.	234,200	1,628,326
Sojitz Corp.	144,960	2,962,507
Sompo Holdings Inc.	604,200	12,953,491
Sony Group Corp.	4,073,500	71,683,470
SOSiLA Logistics REIT Inc.	1,113	802,896
Sotetsu Holdings Inc.	95,900	1,504,595
Square Enix Holdings Co. Ltd.	49,100	1,917,678
Stanley Electric Co. Ltd.	101,200	1,730,846
Star Asia Investment Corp.	2,319	774,723
Starts Corp. Inc.	19,400	446,891
Subaru Corp.	391,600	6,993,674
Sugi Holdings Co. Ltd.	69,400	1,184,881
SUMCO Corp.	196,900	1,882,644
Sumitomo Bakelite Co. Ltd.	55,900	1,459,806
Sumitomo Chemical Co. Ltd.	1,024,300	2,734,614
Sumitomo Corp.	689,200	14,539,645
Sumitomo Electric Industries Ltd.	473,400	7,282,101
Sumitomo Forestry Co. Ltd.	99,400	3,829,270
Sumitomo Heavy Industries Ltd.	69,100	1,539,752
Sumitomo Metal Mining Co. Ltd.	148,900	4,116,872
Sumitomo Mitsui Construction Co. Ltd.	135,300	343,896
Sumitomo Mitsui Financial Group Inc.	2,456,900	52,121,976
Sumitomo Mitsui Trust Group Inc.	432,200	9,478,285
Sumitomo Osaka Cement Co. Ltd.	12,700	312,944
Sumitomo Pharma Co. Ltd.(b)	215,700	739,933
Sumitomo Realty & Development Co. Ltd.	177,400	5,262,346
Sumitomo Rubber Industries Ltd.	140,700	1,441,984
Sumitomo Warehouse Co. Ltd. (The)	30,400	531,928
Sun Corp.	8,500	444,835
Sundrug Co. Ltd.	73,400	1,815,464
Suntory Beverage & Food Ltd.	93,900	3,167,661
Suruga Bank Ltd.	184,900	1,316,910
Suzuken Co. Ltd.	42,000	1,373,146
Suzuki Motor Corp.	1,016,500	10,087,064
Sysmex Corp.	331,200	6,144,893
Systena Corp.	234,500	556,955
T Hasegawa Co. Ltd.	24,300	527,312
T&D Holdings Inc.	308,600	4,925,949
Tadano Ltd.	129,000	821,188
Taiheiyo Cement Corp.	106,900	2,328,847
Taikisha Ltd.	17,900	569,404
Taisei Corp.	118,700	4,998,634
Taiyo Holdings Co. Ltd.	32,100	847,380
Taiyo Yuden Co. Ltd.	83,200	1,455,146
Takara Bio Inc.	43,500	289,881
Takara Holdings Inc.	153,500	1,206,567
Takasago Thermal Engineering Co. Ltd.	39,600	1,269,942
Takashimaya Co. Ltd.	274,800	2,175,746
Security	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	1,039,654	$29,007,586
Takeuchi Manufacturing Co. Ltd.	32,400	1,009,701
Takuma Co. Ltd.	107,800	1,124,784
TDK Corp.	1,281,500	15,064,408
TechnoPro Holdings Inc.	57,300	1,022,712
Teijin Ltd.	116,700	1,044,963
Terumo Corp.	906,600	17,266,468
THK Co. Ltd.	99,400	1,641,038
TIS Inc.	137,400	3,426,270
TKC Corp.	19,000	492,711
Toagosei Co. Ltd.	122,000	1,244,699
Tobu Railway Co. Ltd.	113,700	1,839,933
Tocalo Co. Ltd.	94,700	1,101,599
Toda Corp.	135,500	820,134
Toei Co. Ltd.	17,500	560,486
Toho Co. Ltd./Tokyo	78,500	2,997,772
Toho Gas Co. Ltd.	49,600	1,240,433
Toho Holdings Co. Ltd.	47,500	1,413,873
Tohoku Electric Power Co. Inc.	273,400	2,681,750
Tokai Carbon Co. Ltd.	144,000	812,800
TOKAI Holdings Corp.	91,000	558,197
Tokai Rika Co. Ltd.	42,300	598,057
Tokai Tokyo Financial Holdings Inc.	155,200	475,220
Tokio Marine Holdings Inc.	1,228,500	44,245,823
Tokuyama Corp.	42,800	749,340
Tokyo Century Corp.	61,600	626,703
Tokyo Electric Power Co. Holdings Inc.(b)	1,091,800	4,409,250
Tokyo Electron Ltd.	297,600	43,792,718
Tokyo Gas Co. Ltd.	240,400	5,931,362
Tokyo Kiraboshi Financial Group Inc.	32,700	879,608
Tokyo Ohka Kogyo Co. Ltd.	73,700	1,696,187
Tokyo Seimitsu Co. Ltd.	28,600	1,538,945
Tokyo Steel Manufacturing Co. Ltd.	92,500	919,621
Tokyo Tatemono Co. Ltd.	116,800	1,907,320
Tokyu Construction Co. Ltd.	94,100	425,298
Tokyu Corp.	276,600	3,410,037
Tokyu Fudosan Holdings Corp.	311,900	1,946,382
Tokyu REIT Inc.	441	447,668
Tomy Co. Ltd.	67,700	1,787,197
Topcon Corp.	75,200	763,413
Toppan Holdings Inc.	149,600	4,375,987
Toray Industries Inc.	902,700	4,908,944
Toridoll Holdings Corp.(a)	36,700	943,386
Toshiba TEC Corp.	17,300	393,428
Tosoh Corp.	138,200	1,717,218
Totetsu Kogyo Co. Ltd.	15,400	331,748
TOTO Ltd.	107,300	2,993,648
Towa Corp.	42,600	545,440
Towa Pharmaceutical Co. Ltd.	23,400	479,548
Toyo Gosei Co. Ltd.	5,300	247,083
Toyo Seikan Group Holdings Ltd.	131,000	1,955,573
Toyo Suisan Kaisha Ltd.	53,800	3,160,416
Toyo Tire Corp.	102,400	1,452,837
Toyobo Co. Ltd.	30,300	193,167
Toyoda Gosei Co. Ltd.	39,700	674,515
Toyota Boshoku Corp.	54,100	722,193
Toyota Industries Corp.	106,700	7,396,663
Toyota Motor Corp.	6,774,800	116,732,465
Toyota Tsusho Corp.	406,800	6,915,077
Trancom Co. Ltd.	2,400	162,031
Transcosmos Inc.	11,100	242,299
TRE Holdings Corp.	50,500	592,281

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Trend Micro Inc./Japan	91,600	$4,792,730
Tri Chemical Laboratories Inc.	33,500	666,514
Trusco Nakayama Corp.	29,300	432,808
TS Tech Co. Ltd.	66,600	753,113
Tsubakimoto Chain Co.	85,700	1,079,054
Tsumura & Co.	40,600	1,326,981
Tsuruha Holdings Inc.	22,300	1,247,366
UACJ Corp.	23,800	783,371
UBE Corp.	103,000	1,694,195
Ulvac Inc.(a)	42,600	1,991,865
Unicharm Corp.	252,800	8,151,522
United Urban Investment Corp.	1,803	1,616,913
Universal Entertainment Corp.	23,800	202,735
Ushio Inc.	67,300	926,453
USS Co. Ltd.	273,400	2,289,662
UT Group Co. Ltd.	21,900	371,589
Valor Holdings Co. Ltd.	23,000	316,907
Visional Inc.(b)	18,400	984,567
Wacoal Holdings Corp.	44,900	1,397,888
Wacom Co. Ltd.	214,900	990,655
WealthNavi Inc.(b)	34,700	252,117
Welcia Holdings Co. Ltd.	107,600	1,343,264
West Holdings Corp.	16,600	247,018
West Japan Railway Co.	280,400	4,983,751
Yakult Honsha Co. Ltd.	187,300	4,070,233
Yamada Holdings Co. Ltd.	392,800	1,127,923
Yamaguchi Financial Group Inc.	172,200	1,686,150
Yamaha Corp.	317,800	2,566,317
Yamaha Motor Co. Ltd.	594,500	5,196,535
Yamato Holdings Co. Ltd.	165,700	1,757,448
Yamato Kogyo Co. Ltd.	31,700	1,514,138
Yamazaki Baking Co. Ltd.	88,500	1,797,313
Yaoko Co. Ltd.	14,400	875,344
Yaskawa Electric Corp.	147,100	4,215,810
Yokogawa Bridge Holdings Corp.	33,500	611,324
Yokogawa Electric Corp.	135,300	2,999,843
Yokohama Rubber Co. Ltd. (The)	105,000	2,152,306
Yoshinoya Holdings Co. Ltd.	60,200	1,225,992
Zenkoku Hosho Co. Ltd.(a)	33,900	1,224,932
Zensho Holdings Co. Ltd.	57,500	2,884,722
Zeon Corp.	85,200	793,258
Zojirushi Corp.	24,800	259,461
ZOZO Inc.	98,700	3,200,392
		3,065,485,955
Netherlands — 3.6%
Aalberts NV	79,228	2,858,966
ABN AMRO Bank NV, CVA(c)	299,460	4,948,785
Adyen NV(b)(c)	14,192	21,680,536
Aegon Ltd.	937,999	5,920,480
AerCap Holdings NV	134,993	12,628,595
Akzo Nobel NV	112,286	7,165,357
Alfen NV(a)(b)(c)	68,075	912,893
Allfunds Group PLC	343,754	2,102,607
Arcadis NV	43,433	3,007,466
ASM International NV	30,796	17,199,786
ASML Holding NV	262,031	176,381,198
ASR Nederland NV	104,185	4,938,264
Basic-Fit NV(a)(b)(c)	43,978	1,088,952
BE Semiconductor Industries NV	52,227	5,559,361
Coca-Cola Europacific Partners PLC	144,854	11,008,904
Corbion NV	45,723	1,146,413
DSM-Firmenich AG	121,185	14,370,505
Security	Shares	Value
Netherlands (continued)
Eurocommercial Properties NV	46,168	$1,172,619
EXOR NV, NVS	66,151	6,986,817
Flow Traders Ltd., NVS	36,131	826,903
Fugro NV	91,299	2,099,294
Heineken Holding NV	95,531	6,619,161
Heineken NV	189,273	15,523,549
IMCD NV	38,752	6,161,221
ING Groep NV	2,150,391	36,492,961
InPost SA(b)	130,600	2,547,757
JDE Peet's NV	79,920	1,804,312
Just Eat Takeaway.com NV(b)(c)	132,763	1,517,203
Koninklijke Ahold Delhaize NV	609,062	20,080,591
Koninklijke BAM Groep NV	248,712	1,147,908
Koninklijke KPN NV	2,567,647	10,035,097
Koninklijke Philips NV(b)	524,155	13,789,893
Koninklijke Vopak NV	60,234	2,776,708
NN Group NV	174,050	8,544,506
OCI NV	75,334	917,198
Pharming Group NV(a)(b)	1,053,555	881,397
PostNL NV	261,975	314,314
Prosus NV	944,791	39,818,093
Randstad NV	74,874	3,452,248
SBM Offshore NV	134,546	2,462,829
Signify NV(c)	112,423	2,752,636
TKH Group NV	34,891	1,419,694
Universal Music Group NV(a)	537,697	13,531,775
Wolters Kluwer NV	163,312	27,450,065
		524,045,817
New Zealand — 0.2%
Auckland International Airport Ltd.	923,778	4,030,638
Contact Energy Ltd.	588,207	3,019,998
EBOS Group Ltd.	110,371	2,407,859
Fisher & Paykel Healthcare Corp. Ltd.	381,344	8,172,620
Fletcher Building Ltd.(b)	691,557	1,229,689
Goodman Property Trust	1,066,365	1,344,192
Infratil Ltd.	548,814	4,120,205
Mercury NZ Ltd.	457,128	1,799,294
Meridian Energy Ltd.	950,558	3,375,783
Ryman Healthcare Ltd.(b)	508,665	1,511,025
Spark New Zealand Ltd.	1,306,484	2,266,732
		33,278,035
Norway — 0.7%
Aker ASA, Class A	21,677	1,133,431
Aker BP ASA	225,255	4,819,932
Atea ASA	71,888	920,150
Austevoll Seafood ASA	99,335	861,490
Avance Gas Holding Ltd.(a)(c)	36,134	340,290
Bakkafrost P/F	33,649	2,029,222
Borr Drilling Ltd.(a)	185,443	775,084
Borregaard ASA	81,897	1,444,339
DNB Bank ASA	584,492	12,112,409
DNO ASA	946,932	928,011
Entra ASA(b)(c)	51,277	543,526
Equinor ASA	577,074	13,712,545
Frontline PLC, NVS	126,671	2,449,287
Gjensidige Forsikring ASA	134,901	2,434,306
Golden Ocean Group Ltd.(b)	145,827	1,577,449
Hoegh Autoliners ASA	75,306	792,538
Kongsberg Gruppen ASA	61,710	6,441,980
Leroy Seafood Group ASA	235,851	1,082,751
Mowi ASA	313,174	5,399,103

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
NEL ASA(a)(b)	1,420,245	$549,443
Nordic Semiconductor ASA(b)	141,415	1,405,384
Norsk Hydro ASA	958,002	5,946,653
Orkla ASA	492,955	4,554,188
Salmar ASA	42,131	2,137,152
Scatec ASA(b)(c)	124,726	908,775
Schibsted ASA, Class A	26,781	901,773
Schibsted ASA, Class B	87,110	2,731,916
SpareBank 1 SMN	135,233	1,996,003
SpareBank 1 Sor-Norge ASA	155,871	2,065,422
Storebrand ASA	290,754	3,315,550
Subsea 7 SA	171,694	2,638,909
Telenor ASA	426,124	5,233,482
TGS ASA	138,213	1,254,024
TOMRA Systems ASA	181,755	2,613,058
Yara International ASA	115,571	3,475,472
		101,525,047
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	6,618,218	3,338,542
EDP Renovaveis SA	191,332	2,593,238
EDP SA	2,140,425	8,426,631
Galp Energia SGPS SA	318,190	5,438,465
Jeronimo Martins SGPS SA	168,188	3,269,254
Navigator Co. SA (The)	215,938	832,934
NOS SGPS SA	167,823	642,574
REN - Redes Energeticas Nacionais SGPS SA	534,042	1,333,175
Sonae SGPS SA	978,657	967,662
		26,842,475
Singapore — 1.4%
BW LPG Ltd.(c)	72,144	930,454
CapitaLand Ascendas REIT	2,254,712	4,569,191
CapitaLand Ascott Trust(a)	2,296,368	1,566,883
CapitaLand China Trust(a)	703,380	401,184
CapitaLand Integrated Commercial Trust	4,271,371	6,489,401
CapitaLand Investment Ltd./Singapore(a)	1,737,600	3,670,832
CDL Hospitality Trusts	559,690	379,411
City Developments Ltd.	468,000	1,834,186
ComfortDelGro Corp. Ltd.	2,103,000	2,332,499
DBS Group Holdings Ltd.	1,293,640	37,508,826
ESR-LOGOS REIT	4,059,951	860,876
Frasers Centrepoint Trust	1,059,119	1,787,059
Frasers Logistics & Commercial Trust	2,077,787	1,674,446
Genting Singapore Ltd.	4,669,100	2,940,635
Golden Agri-Resources Ltd.	4,327,500	950,379
Grab Holdings Ltd., Class A(b)	1,368,861	5,584,953
Hafnia Ltd.	264,490	1,556,784
Keppel DC REIT	912,350	1,571,492
Keppel Infrastructure Trust	5,192,525	1,717,528
Keppel Ltd.	1,033,000	4,973,329
Keppel REIT(a)	1,312,240	890,512
Mapletree Industrial Trust	1,394,940	2,518,865
Mapletree Logistics Trust(a)	2,705,734	2,698,720
Mapletree Pan Asia Commercial Trust(a)	1,563,700	1,535,776
NetLink NBN Trust	1,913,800	1,297,123
Oversea-Chinese Banking Corp. Ltd.	2,225,300	25,531,095
Paragon REIT	1,293,650	857,208
Parkway Life REIT	322,200	918,950
SATS Ltd.	859,863	2,551,029
Sea Ltd., ADR(b)	243,936	22,942,181
Seatrium Ltd.(b)	1,698,359	2,420,859
Sembcorp Industries Ltd.	580,600	2,202,708
Security	Shares	Value
Singapore (continued)
Singapore Airlines Ltd.(a)	988,400	$4,821,523
Singapore Exchange Ltd.	524,700	4,496,148
Singapore Post Ltd.(a)	968,300	397,515
Singapore Technologies Engineering Ltd.	1,099,100	3,768,263
Singapore Telecommunications Ltd.	5,201,700	12,272,010
Starhill Global REIT	1,300,300	501,080
Suntec REIT(a)	1,022,100	917,409
United Overseas Bank Ltd.	805,800	19,588,223
UOL Group Ltd.	291,700	1,178,671
Venture Corp. Ltd.	182,100	1,826,429
Wilmar International Ltd.	1,319,700	3,185,445
Yangzijiang Financial Holding Ltd.(a)	1,547,400	468,732
Yangzijiang Shipbuilding Holdings Ltd.	2,078,700	4,038,488
		207,125,310
Spain — 2.4%
Acciona SA	14,569	1,869,644
Acerinox SA	131,955	1,209,117
ACS Actividades de Construccion y Servicios SA	138,609	6,647,053
Aena SME SA(c)	48,961	10,850,741
Almirall SA	86,859	848,294
Amadeus IT Group SA	287,116	20,813,974
Banco Bilbao Vizcaya Argentaria SA	3,787,047	37,698,812
Banco de Sabadell SA	3,935,730	7,676,182
Banco Santander SA	10,312,069	50,378,482
Bankinter SA	524,804	4,281,565
CaixaBank SA	2,458,446	14,981,177
Cellnex Telecom SA(c)	338,756	12,441,070
CIE Automotive SA	29,805	799,777
Construcciones y Auxiliar de Ferrocarriles SA	12,973	512,243
Enagas SA	154,515	2,191,842
Endesa SA	232,932	5,026,920
Faes Farma SA	271,988	1,047,326
Ferrovial SE	329,629	13,228,942
Fluidra SA	91,909	2,484,186
Gestamp Automocion SA(c)	98,954	290,607
Grifols SA(b)	204,953	2,300,648
Iberdrola SA	4,013,435	59,617,699
Indra Sistemas SA	82,757	1,458,963
Industria de Diseno Textil SA	716,468	40,849,168
Inmobiliaria Colonial SOCIMI SA	249,140	1,510,034
Laboratorios Farmaceuticos Rovi SA	18,770	1,594,512
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	610,501	770,324
Logista Integral SA	60,295	1,847,292
Mapfre SA	794,863	2,272,203
Melia Hotels International SA	109,055	811,717
Merlin Properties SOCIMI SA	313,462	3,497,701
Neinor Homes SA(c)	25,944	425,566
Pharma Mar SA	16,673	1,284,273
Prosegur Cia. de Seguridad SA	64,555	132,434
Redeia Corp. SA	57,325	1,061,410
Repsol SA	833,344	10,432,106
Sacyr SA	361,275	1,203,054
Solaria Energia y Medio Ambiente SA(a)(b)	62,224	652,670
Tecnicas Reunidas SA(b)	46,927	567,585
Telefonica SA	2,728,229	12,802,626
Vidrala SA	13,584	1,468,841
Viscofan SA	30,732	2,055,248
		343,894,028
Sweden — 3.1%
AAK AB	143,467	4,118,465

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
AddLife AB, Class B	28,973	$368,187
AddTech AB, Class B	190,257	5,296,992
AFRY AB	66,223	996,419
Alfa Laval AB	191,173	8,463,174
Alleima AB, NVS	173,446	1,059,880
Ambea AB(c)	53,109	455,125
Arjo AB, Class B	199,969	659,557
Assa Abloy AB, Class B	677,062	21,207,430
Atlas Copco AB, Class A	1,780,794	29,389,172
Atlas Copco AB, Class B	1,027,385	14,937,870
Avanza Bank Holding AB	105,933	2,206,577
Axfood AB	80,138	1,789,360
Beijer Ref AB, Class B	248,788	3,747,645
Billerud Aktiebolag	140,922	1,251,261
Biotage AB	63,353	950,781
Boliden AB	189,111	5,916,174
BoneSupport Holding AB(b)(c)	23,894	752,347
Bravida Holding AB(c)	135,793	1,008,097
Bure Equity AB	55,178	1,976,256
Camurus AB(b)	23,178	1,303,396
Castellum AB(b)	274,272	3,434,631
Catena AB	33,263	1,524,721
Corem Property Group AB, Class B	844,167	570,101
Dios Fastigheter AB	98,852	737,309
Dometic Group AB(c)	252,535	1,371,370
Electrolux AB, Class B(b)	166,333	1,395,976
Electrolux Professional AB, Class B	254,312	1,753,199
Elekta AB, Class B	310,511	1,870,544
Embracer Group AB, Class B(b)	489,155	1,414,410
Epiroc AB, Class A	427,151	8,342,385
Epiroc AB, Class B	243,410	4,193,230
EQT AB	246,785	7,159,974
Essity AB, Class B	401,061	11,322,782
Evolution AB(c)	121,699	11,506,252
Fabege AB	193,322	1,541,710
Fastighets AB Balder, Class B(b)	407,058	3,166,720
Fortnox AB	415,058	2,534,038
Getinge AB, Class B	160,556	2,840,341
Granges AB	93,775	1,107,957
H & M Hennes & Mauritz AB, Class B	375,500	5,597,687
Hemnet Group AB	76,670	2,406,338
Hexagon AB, Class B	1,365,643	12,767,561
Hexatronic Group AB(b)	224,919	921,248
Hexpol AB	235,903	2,243,212
Holmen AB, Class B	40,404	1,596,686
Hufvudstaden AB, Class A	85,675	1,012,594
Husqvarna AB, Class B	335,266	2,165,233
Industrivarden AB, Class A	85,861	2,961,410
Industrivarden AB, Class C	108,398	3,725,852
Indutrade AB	182,352	4,961,935
Instalco AB(a)	262,202	799,080
Investment AB Latour, Class B	97,285	2,685,231
Investor AB, Class B	1,144,615	32,397,245
JM AB	57,073	967,242
Kinnevik AB, Class B	172,389	1,226,841
L E Lundbergforetagen AB, Class B	36,794	1,821,665
Lifco AB, Class B	176,449	5,264,869
Lindab International AB	78,566	1,647,114
Loomis AB, Class B	69,059	2,163,559
Millicom International Cellular SA, SDR(b)	72,828	2,020,541
MIPS AB	31,189	1,529,761
Modern Times Group MTG AB, Class B(b)	97,866	698,088
Security	Shares	Value
Sweden (continued)
Munters Group AB(c)	107,552	$1,742,296
Mycronic AB	65,878	2,566,434
NCAB Group AB	160,305	983,988
NCC AB, Class B	84,834	1,262,729
Nibe Industrier AB, Class B(a)	987,637	4,788,599
Nolato AB, Class B	259,962	1,365,669
Nordnet AB publ	124,333	2,587,092
Nyfosa AB	130,633	1,321,516
Pandox AB, Class B	76,912	1,336,903
Peab AB, Class B	154,572	1,178,226
Saab AB, Class B	228,476	4,692,621
Sagax AB, Class B	137,788	3,320,533
Samhallsbyggnadsbolaget i Norden AB	804,782	427,792
Sandvik AB	675,424	13,294,769
Sectra AB, Class B	106,545	2,829,987
Securitas AB, Class B	266,220	3,131,781
Sinch AB(b)(c)	443,671	1,324,925
Skandinaviska Enskilda Banken AB, Class A	1,022,683	14,443,613
Skanska AB, Class B	218,432	4,446,850
SKF AB, Class B	238,136	4,516,946
SSAB AB, Class B	500,693	2,361,859
Stillfront Group AB(b)	414,128	288,068
Storskogen Group AB, Class B	1,012,693	840,665
Svenska Cellulosa AB SCA, Class B	406,475	5,381,427
Svenska Handelsbanken AB, Class A	943,115	9,799,568
Sweco AB, Class B	144,542	2,443,365
Swedbank AB, Class A	558,974	11,341,874
Swedish Orphan Biovitrum AB(b)	136,315	4,260,424
Tele2 AB, Class B	381,735	4,000,236
Telefonaktiebolaget LM Ericsson, Class B	1,817,336	15,236,740
Telia Co. AB	1,630,126	4,740,942
Thule Group AB(c)	69,881	2,339,079
Trelleborg AB, Class B	158,941	5,287,192
Troax Group AB	40,753	828,157
Vitec Software Group AB, Class B	34,525	1,508,730
Vitrolife AB	58,566	1,302,929
Volvo AB, Class A	130,658	3,428,331
Volvo AB, Class B	1,024,179	26,676,601
Volvo Car AB, Class B(a)(b)	807,736	1,745,289
Wallenstam AB, Class B	276,116	1,305,947
Wihlborgs Fastigheter AB	250,247	2,630,560
		448,534,059
Switzerland — 8.1%
ABB Ltd., Registered	1,050,766	58,392,222
Accelleron Industries AG, NVS	70,930	3,803,081
Adecco Group AG, Registered	112,690	3,525,136
Alcon AG	329,420	30,258,138
Allreal Holding AG, Registered	9,689	1,723,957
ALSO Holding AG, Registered	5,778	1,536,763
Aryzta AG(b)	704,584	1,246,033
Avolta AG, Registered	73,194	2,910,082
Bachem Holding AG	25,825	2,043,796
Baloise Holding AG, Registered	31,831	6,091,795
Banque Cantonale Vaudoise, Registered	22,169	2,209,076
Barry Callebaut AG, Registered	2,483	4,354,901
Belimo Holding AG, Registered	6,554	4,341,582
BKW AG	14,185	2,492,304
Bossard Holding AG, Class A, Registered	3,955	950,268
Bucher Industries AG, Registered	3,816	1,486,253
Burckhardt Compression Holding AG	2,708	1,990,870
Bystronic AG, Registered(a)	512	195,502
Cembra Money Bank AG	25,005	2,251,783

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	593	$6,995,153
Chocoladefabriken Lindt & Spruengli AG, Registered	67	7,803,439
Cie Financiere Richemont SA, Class A, Registered	351,526	51,182,313
Clariant AG, Registered	162,521	2,258,649
Comet Holding AG, Registered	6,688	2,218,825
Daetwyler Holding AG, Bearer	5,399	909,055
DKSH Holding AG	19,826	1,416,553
DocMorris AG(a)(b)	9,760	383,681
dormakaba Holding AG	2,696	2,055,786
Emmi AG, Registered	1,584	1,505,515
EMS-Chemie Holding AG, Registered	4,782	3,677,642
Flughafen Zurich AG, Registered	15,848	3,736,049
Forbo Holding AG, Registered	698	686,218
Galderma Group AG(b)	39,185	3,666,886
Galenica AG(c)	28,232	2,457,096
Geberit AG, Registered	22,553	14,129,188
Georg Fischer AG	60,932	4,421,212
Givaudan SA, Registered	6,023	28,593,881
Helvetia Holding AG, Registered	29,120	4,918,690
Holcim AG	349,990	34,369,254
Huber + Suhner AG, Registered	13,516	1,279,239
Inficon Holding AG, Registered	1,551	1,858,335
Interroll Holding AG, Registered	506	1,330,668
Intershop Holding AG	6,462	908,952
Julius Baer Group Ltd.	143,033	8,720,946
Kardex Holding AG, Registered	6,460	1,970,685
Kuehne + Nagel International AG, Registered	31,728	7,920,542
Landis+Gyr Group AG	18,351	1,478,261
Logitech International SA, Registered	110,670	9,061,853
Lonza Group AG, Registered	48,558	29,879,097
Medmix AG(c)	25,263	290,208
Mobilezone Holding AG, Registered	51,332	818,955
Mobimo Holding AG, Registered	6,257	1,938,217
Nestle SA, Registered	1,725,453	163,042,549
Novartis AG, Registered	1,290,732	140,052,489
OC Oerlikon Corp. AG Pfaffikon, Registered	165,345	757,090
Partners Group Holding AG	15,427	21,224,907
PSP Swiss Property AG, Registered	30,266	4,298,070
Roche Holding AG, Bearer	21,763	7,396,426
Roche Holding AG, NVS	462,403	143,300,270
Sandoz Group AG	272,240	12,410,949
Schindler Holding AG, Participation Certificates, NVS	25,349	7,377,270
Schindler Holding AG, Registered	15,430	4,398,973
Schweiter Technologies AG, NVS	343	156,650
SFS Group AG	14,731	2,107,840
SGS SA	101,198	10,713,502
Siegfried Holding AG, Registered	2,384	3,114,085
SIG Group AG	183,696	3,964,189
Sika AG, Registered	100,369	27,954,486
Softwareone Holding AG	84,136	759,957
Sonova Holding AG, Registered	34,936	12,784,393
Stadler Rail AG	37,319	1,066,261
Straumann Holding AG	75,539	9,959,012
Sulzer AG, Registered	15,650	2,412,663
Swatch Group AG (The), Bearer	21,940	4,502,154
Swatch Group AG (The), Registered	22,878	926,949
Swiss Life Holding AG, Registered	19,830	16,147,561
Swiss Prime Site AG, Registered	53,069	5,757,012
Swiss Re AG	203,337	25,963,556
Security	Shares	Value
Switzerland (continued)
Swisscom AG, Registered	17,341	$10,565,543
Swissquote Group Holding SA, Registered	8,358	2,843,140
Tecan Group AG, Registered	8,401	2,122,699
Temenos AG, Registered	48,077	3,330,061
UBS Group AG, Registered	2,155,277	65,925,577
Valiant Holding AG, Registered	9,415	1,097,281
VAT Group AG(c)	17,953	7,475,519
Vontobel Holding AG, Registered	18,650	1,214,147
Ypsomed Holding AG, Registered	2,696	1,195,783
Zurich Insurance Group AG	95,435	56,268,929
		1,161,232,527
United Kingdom — 13.1%
3i Group PLC	639,349	26,218,246
4imprint Group PLC	21,378	1,408,183
abrdn PLC	1,325,590	2,258,354
Admiral Group PLC	165,558	5,478,404
Airtel Africa PLC(c)	870,009	1,143,280
AJ Bell PLC	328,148	1,880,816
Anglo American PLC	826,910	25,634,555
Antofagasta PLC	265,896	5,939,205
AO World PLC(b)	338,466	473,969
Ashmore Group PLC	613,758	1,678,626
Ashtead Group PLC	287,801	21,529,724
ASOS PLC(a)(b)	78,754	362,938
Associated British Foods PLC	220,911	6,349,361
Assura PLC	2,156,001	1,123,972
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	393,287	580,160
AstraZeneca PLC	1,020,278	145,179,015
Auto Trader Group PLC(c)	587,536	6,343,914
Aviva PLC	1,650,487	9,672,353
B&M European Value Retail SA	569,424	2,848,824
Babcock International Group PLC	166,376	1,012,599
BAE Systems PLC	1,963,957	31,653,707
Balfour Beatty PLC	348,602	1,999,399
Bank of Georgia Group PLC	25,458	1,365,596
Barclays PLC	9,889,625	30,316,686
Barratt Redrow PLC	952,411	5,487,399
Beazley PLC	390,636	3,808,025
Bellway PLC	81,401	2,976,739
Berkeley Group Holdings PLC	70,030	3,996,253
Big Yellow Group PLC	123,005	1,915,995
Bodycote PLC	141,147	1,002,573
boohoo Group PLC(a)(b)	1,134,429	433,278
BP PLC	10,723,620	52,447,291
Breedon Group PLC	213,742	1,212,683
British American Tobacco PLC	1,314,407	45,963,636
British Land Co. PLC (The)	497,171	2,558,419
Britvic PLC	180,659	2,981,000
BT Group PLC	4,220,379	7,535,862
Bunzl PLC	208,720	9,188,808
Burberry Group PLC	321,844	3,271,507
Burford Capital Ltd.	146,830	1,987,966
Carnival PLC(b)	109,307	2,182,880
Centamin PLC	1,124,746	2,303,084
Centrica PLC	3,923,545	5,939,385
Close Brothers Group PLC(b)	98,323	289,064
Coats Group PLC	1,123,503	1,378,745
Coca-Cola HBC AG, Class DI	132,958	4,652,609
Compass Group PLC	1,119,274	36,350,009
Computacenter PLC	78,714	2,214,816
ConvaTec Group PLC(c)	939,645	2,591,947
Cranswick PLC	43,079	2,816,296

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Crest Nicholson Holdings PLC	289,426	$631,318
Croda International PLC	99,630	4,780,624
Currys PLC(b)	1,007,562	1,071,841
CVS Group PLC	67,660	830,200
DCC PLC	64,293	4,067,437
Deliveroo PLC(b)(c)	847,839	1,506,494
Derwent London PLC	76,458	2,159,095
Diageo PLC	1,446,841	44,681,008
Diploma PLC	90,654	4,983,587
Direct Line Insurance Group PLC	863,065	1,824,967
Domino's Pizza Group PLC	410,454	1,594,132
Dowlais Group PLC	918,512	581,404
Dr. Martens PLC	440,170	310,465
Drax Group PLC	278,745	2,245,309
DS Smith PLC	938,260	6,596,582
Dunelm Group PLC	111,984	1,604,684
easyJet PLC	223,305	1,471,507
Elementis PLC	615,783	1,059,225
Endeavour Mining PLC	115,576	2,591,682
Energean PLC	160,086	2,076,616
Entain PLC	395,391	3,802,674
Essentra PLC	252,734	484,735
Evoke PLC(a)(b)	339,923	270,221
Experian PLC	592,220	28,903,773
Fevertree Drinks PLC	74,663	715,318
Firstgroup PLC	804,703	1,383,154
Frasers Group PLC(b)	102,816	1,016,809
Future PLC(a)	88,022	996,624
Games Workshop Group PLC	22,196	3,431,019
Gamma Communications PLC	65,060	1,332,200
GB Group PLC	198,636	871,359
Genuit Group PLC	220,774	1,335,136
Genus PLC	48,965	1,323,494
Glencore PLC	6,752,793	35,415,958
Grafton Group PLC	158,127	2,042,232
Grainger PLC	465,349	1,367,329
Great Portland Estates PLC	266,013	1,075,338
Greatland Gold PLC(b)	6,892,422	568,796
Greencore Group PLC(b)	484,683	1,299,948
Greggs PLC	56,872	2,016,356
GSK PLC	2,709,087	48,922,253
Haleon PLC	5,100,701	24,514,315
Halma PLC	247,879	7,918,666
Hammerson PLC, NVS	309,619	1,147,411
Harbour Energy PLC	430,672	1,532,366
Hargreaves Lansdown PLC	215,145	3,019,307
Hays PLC	1,149,779	1,146,445
Helios Towers PLC(b)	645,952	886,230
Hikma Pharmaceuticals PLC	97,023	2,323,680
Hill & Smith PLC	65,783	1,720,552
Hiscox Ltd.	237,803	3,317,793
Howden Joinery Group PLC	382,335	4,159,845
HSBC Holdings PLC	12,227,092	112,220,498
Ibstock PLC(c)	539,941	1,395,936
IG Group Holdings PLC	256,849	2,971,906
IMI PLC	185,912	3,959,791
Impax Asset Management Group PLC	92,654	419,349
Imperial Brands PLC	552,722	16,680,066
Inchcape PLC	255,318	2,361,484
Indivior PLC, NVS(b)	165,273	1,465,967
Informa PLC	908,301	9,488,894
IntegraFin Holdings PLC	249,887	1,179,970
Security	Shares	Value
United Kingdom (continued)
InterContinental Hotels Group PLC	112,020	$12,355,533
Intermediate Capital Group PLC	202,488	5,378,974
International Distributions Services PLC	497,524	2,163,248
International Workplace Group PLC	575,674	1,189,779
Intertek Group PLC	98,925	5,938,620
Investec PLC	487,477	3,740,037
IP Group PLC(b)	603,664	356,894
ITM Power PLC(a)(b)	495,938	268,585
ITV PLC	2,296,956	2,187,413
J D Wetherspoon PLC	137,446	1,088,191
J Sainsbury PLC	1,105,643	3,806,502
JD Sports Fashion PLC	1,644,411	2,636,790
JET2 PLC	124,923	2,321,753
John Wood Group PLC(b)	520,140	848,429
Johnson Matthey PLC	114,227	2,198,041
JTC PLC(c)	134,240	1,779,426
Jupiter Fund Management PLC	411,060	426,684
Just Group PLC	303,434	524,293
Kainos Group PLC	80,059	771,144
Kingfisher PLC	1,289,734	4,877,520
Lancashire Holdings Ltd.	251,293	2,044,629
Land Securities Group PLC	425,832	3,307,304
Learning Technologies Group PLC	673,510	781,612
Legal & General Group PLC	3,920,432	10,996,358
Liontrust Asset Management PLC	45,883	286,945
Lloyds Banking Group PLC	41,856,435	28,730,275
London Stock Exchange Group PLC	310,893	42,137,147
LondonMetric Property PLC	1,565,484	3,913,234
M&G PLC	1,551,483	3,886,850
Man Group PLC/Jersey	986,138	2,523,719
Marks & Spencer Group PLC	1,332,085	6,463,137
Marshalls PLC	152,866	670,185
Melrose Industries PLC	918,512	5,625,330
Mitie Group PLC	1,104,517	1,656,925
Mobico Group PLC(b)	596,142	533,091
Mondi PLC, NVS	290,058	4,696,969
MONY Group PLC	335,995	813,729
Morgan Sindall Group PLC	20,560	993,315
National Grid PLC	3,121,529	39,194,384
NatWest Group PLC, NVS	4,374,484	20,727,407
Next PLC	83,849	10,608,120
Ninety One PLC	492,723	1,054,815
NMC Health PLC, NVS(e)	12,146	—
Ocado Group PLC(b)	370,164	1,667,285
OSB Group PLC	373,773	1,691,913
Oxford Instruments PLC	48,238	1,348,468
Oxford Nanopore Technologies PLC(b)	458,193	794,649
Pagegroup PLC	312,373	1,439,570
Paragon Banking Group PLC	207,731	1,837,512
Pearson PLC	417,365	6,128,725
Penno Group PLC	241,218	1,693,606
Persimmon PLC	191,684	3,632,656
Pets at Home Group PLC	346,808	1,324,582
Phoenix Group Holdings PLC	415,978	2,642,565
Playtech PLC(b)	203,064	1,900,966
Plus500 Ltd.	71,134	2,148,171
Premier Foods PLC	271,490	659,538
Primary Health Properties PLC	1,208,023	1,489,249
Prudential PLC	1,805,317	15,028,991
QinetiQ Group PLC	414,977	2,449,607
Quilter PLC(c)	1,142,041	2,111,716
Rathbones Group PLC	44,488	954,555

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	457,203	$27,735,783
RELX PLC	1,220,043	55,950,793
Renishaw PLC	34,356	1,395,462
Rentokil Initial PLC	1,643,830	8,245,077
RHI Magnesita NV	26,468	1,095,967
Rightmove PLC	532,687	4,056,178
Rio Tinto PLC	741,928	47,949,331
Rolls-Royce Holdings PLC(b)	5,538,568	38,218,322
Rotork PLC	513,769	1,993,737
RS Group PLC	325,325	2,916,640
RWS Holdings PLC	281,605	533,054
Safestore Holdings PLC	163,390	1,704,033
Sage Group PLC (The)	660,321	8,252,541
Savills PLC	113,339	1,569,598
Schroders PLC	408,462	1,809,828
Segro PLC	795,375	8,059,042
Serco Group PLC	838,225	1,893,978
Severn Trent PLC	171,150	5,662,019
Shaftesbury Capital PLC	1,236,143	2,169,347
Shell PLC	4,152,161	138,629,582
Sirius Real Estate Ltd.	1,236,759	1,424,103
Smith & Nephew PLC	575,440	7,154,344
Smiths Group PLC	236,513	4,667,072
Softcat PLC	103,673	2,265,897
Spectris PLC	71,859	2,339,656
Spirax Group PLC	53,759	4,487,287
Spirent Communications PLC(b)	561,683	1,216,761
SSE PLC	692,003	15,724,657
SSP Group PLC	539,645	1,120,909
St. James's Place PLC	325,175	3,411,282
Standard Chartered PLC	1,495,330	17,340,425
Tate & Lyle PLC	254,514	2,461,374
Taylor Wimpey PLC	2,475,966	4,681,263
TBC Bank Group PLC	32,590	1,155,638
Team17 Group PLC(b)	158,114	458,730
Telecom Plus PLC	52,922	1,146,437
Tesco PLC	4,638,941	20,484,044
TP ICAP Group PLC	739,953	2,142,028
Trainline PLC(b)(c)	327,439	1,626,934
Travis Perkins PLC	142,820	1,488,008
Tritax Big Box REIT PLC	1,151,149	2,094,418
Tullow Oil PLC(b)	1,518,712	464,901
Unilever PLC	1,641,939	100,161,660
UNITE Group PLC (The)	205,574	2,325,465
United Utilities Group PLC	424,687	5,604,785
Vesuvius PLC	198,334	911,854
Victrex PLC	80,229	881,405
Vistry Group PLC(b)	249,832	2,935,969
Vodafone Group PLC	14,534,158	13,515,543
Watches of Switzerland Group PLC(b)(c)	184,862	971,834
Weir Group PLC (The)	166,876	4,493,981
WH Smith PLC	107,875	1,836,113
Whitbread PLC	117,245	4,561,640
Wickes Group PLC	306,906	633,184
Wise PLC, Class A(b)	382,842	3,491,958
Workspace Group PLC	110,700	789,364
WPP PLC	692,556	7,279,405
Yellow Cake PLC(b)(c)	197,158	1,376,373
Security	Shares	Value
United Kingdom (continued)
YouGov PLC	102,927	$613,116
		1,878,039,318
Total Common Stocks — 99.0% (Cost: $12,198,192,465)		14,198,582,857
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	37,350	2,748,477
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	72,152	5,076,642
FUCHS SE, Preference Shares, NVS	65,195	3,042,778
Henkel AG & Co. KGaA, Preference Shares, NVS	112,401	9,733,130
Jungheinrich AG, Preference Shares, NVS	35,918	983,163
Porsche Automobil Holding SE, Preference Shares, NVS	101,699	4,224,908
Sartorius AG, Preference Shares, NVS	17,323	4,487,625
Volkswagen AG, Preference Shares, NVS	136,546	13,253,532
		43,550,255
Total Preferred Stocks — 0.3% (Cost: $55,588,550)		43,550,255
Rights
Italy — 0.0%
Reply SpA, (Expires 12/12/24, Strike Price EUR 130.96)	13,510	1
Singapore — 0.0%
ESR-LOGOS REIT, (Expires 11/08/24, Strike Price SGD 0.31)	162,398	1
Total Rights — 0.0% (Cost: $—)		2
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(e)	11,415	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.3% (Cost: $12,253,781,015)		14,242,133,114
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	102,674,202	102,746,073

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	2,220,000	$2,220,000
Total Short-Term Securities — 0.7% (Cost: $104,905,057)		104,966,073
Total Investments — 100.0% (Cost: $12,358,686,072)		14,347,099,187
Other Assets Less Liabilities — 0.0%		1,695,482
Net Assets — 100.0%		$14,348,794,669

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$82,446,525	$20,274,505 (a)	$—	$2,834	$22,209	$102,746,073	102,674,202	$289,893 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,250,000	970,000 (a)	—	—	—	2,220,000	2,220,000	25,113	—
				$2,834	$22,209	$104,966,073		$315,006	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	120	12/12/24	$20,912	$(212,927)
SPI 200 Index	109	12/19/24	14,556	(226,806)
Euro STOXX 50 Index	552	12/20/24	29,046	(921,984)
FTSE 100 Index	187	12/20/24	19,620	(484,276)
				$(1,845,993)

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI International Developed Markets ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,034,337,857	$12,164,245,000	$—	$14,198,582,857
Preferred Stocks	—	43,550,255	—	43,550,255
Rights	—	2	—	2
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	104,966,073	—	—	104,966,073
	$2,139,303,930	$12,207,795,257	$—	$14,347,099,187
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,845,993)	$—	$(1,845,993)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
SGD	Singapore Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt